                                                       '33 ACT FILE NO. 33-47984
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 14 [X]


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              AMENDMENT NO. 112 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                     --------------------------------------
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                      -------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
         ---------------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                   PRESIDENT
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485


[X]     ON MAY 1, 1999 PURSUANT TO PARAGRAPH (b) OF RULE 485


[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485


[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485




IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON MARCH 3, 1999.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                       Caption in Prospectus
-----------------------                       ---------------------
 1.      Cover Page                           Cover Page

 2.      Definitions                          Glossary

 3.      Synopsis of Highlights               Summary of the Contract

 4.      Condensed Financial Information      Condensed Financial Information;
                                              Financial Information

 5.      General Description of Registrant    Description of Security First Life
         Depositor, and Portfolio Companies   Insurance Company, The Separate Account
                                              and The Funds; Voting Rights; Servicing Agent

 6.      Deductions and Expenses              Contract Charges

 7.      General Description of Variable      Description of the Contracts;
         Annuity Contract                     Accumulation Period; Annuity Benefits

 8.      Annuity Period                       Annuity Benefits

 9.      Death Benefit                        Death Benefits

10.      Purchases and Contract Value         Description of the Contracts;
                                              Accumulation Period; Principal Underwriter

11.      Redemptions                          Accumulation Period

12.      Taxes                                Federal Income Tax Status

13.      Legal Proceedings                    Legal Proceedings

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

14.      Table of Contents of the Statement   Table of Contents of the Statement of
         of Additional Information            Additional Information

15.      Cover Page                           Cover Page

16.      Table of Contents                    Table of Contents

17.      General Information and History      The Insurance Company; The Separate
                                              Account; The Trust and the Funds

18.      Services                             Servicing Agent; Safekeeping of
                                              Securities; Independent Auditors

19.      Purchase of Securities Being         Purchase of Securities Being Offered
         Offered

20.      Underwriters                         Distribution of the Contracts

21.      Calculation of Performance Data      Calculation of Performance Data

22.      Annuity Payments                     Annuity Payments

23.      Financial Statements                 Financial Statements



                                     Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]                                                         PROSPECTUS
                                                                     May 1, 1999


                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued through

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                       by

                      SECURITY FIRST LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from employer deferred compensation plans that qualify under provisions of Section 457 of the Internal Revenue Code of 1986 ("the Plans").


You decide how to allocate your money among the available investment choices. Your payments will be allocated to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:



         SECURITY FIRST TRUST

                  Bond Series
                  T. Rowe Price Growth & Income Series

         FIDELITY INVESTMENTS
         VARIABLE INSURANCE PRODUCTS FUND

                  Money Market Portfolio
                  Growth Portfolio


         FIDELITY INVESTMENTS
         VARIABLE INSURANCE PRODUCT FUND II

                  Asset Manager Portfolio
                  Index 500 Portfolio
                  Contrafund Portfolio


         T. ROWE PRICE GROWTH STOCK FUND


         T. ROWE PRICE INTERNATIONAL STOCK FUND


         NEUBERGER BERMAN GENESIS TRUST


         NEUBERGER BERMAN PARTNERS TRUST


         JANUS ASPEN SERIES

                  Worldwide Growth Portfolio



You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by the mutual fund prospectuses.

For more information:

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI is legally considered a part of this Prospectus as though it were included in the

Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:


                           Security First Life Insurance Company
                           P.O. Box 92193
                           Los Angeles, California  90009
                           Phone:  (800) 284-4536

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[Side Bar: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds are:

                  -        not bank deposits or obligations

                  -        not federally insured or guaranteed

                  -        not endorsed by any bank or government agency

                  -        not guaranteed to achieve their investment objective]

                                TABLE OF CONTENTS

                                                                            Page

Glossary
Summary of the Contracts
Fee Tables and Examples
Condensed Financial Information
Financial Information
Description of Security First Life Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers
         The Insurance Company
         The General Account
         The Separate Account
         The Funds
         Principal Underwriter
         Servicing Agent
         Custodian
Contract Charges
         Premium Taxes
         Surrender Charges
         Mortality and Expense Risk Charge
         Federal, State and Local Taxes
         Free Look Period
Description of the Contracts
         General
         Purchase Payments
         Transfers
         Modification of the Contracts
         Assignments
Accumulation Period
         Crediting Accumulation Units in the Separate Account
         Surrender from the Separate Account
         Systematic Withdrawal Option
         Account Statements
Annuity Benefits
         Variable Annuity Payments
         Election of Annuity Date and Form of Annuity
         Frequency of Payment
         Level Payments Varying Annually
         Annuity Unit Values
Death Benefits
         Death Before the Annuity Date

         Death After the Annuity Date
Federal Tax Considerations
         General Taxation of Annuities
         Qualified Contracts
         Withholding
Voting Rights
Year 2000 Issue
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information

Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period which begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and Security First Life covering your rights.

CONTRACT DATE - The date the Contract was issued.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period after the Contract is first received by the Owner. During this time period, the Contract may be canceled for a full refund of all Purchase Payments (or the greater of Purchase Payments or the total value of the Participant's Account).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The first day of the month on or before the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of the values of all Accumulated Units credited for you under the Contract.

PLAN - The deferred compensation plan for which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by your and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with Security First Life.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

The Contracts

The Contracts may be offered to:

                  -        Section 457 deferred compensation plans



[Side Bar:        Please see the section "Qualified Contracts"
                  on page ____ for more information.]



Purchase Payments

Purchase Payments under the Contracts are made to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account. These charges include an administration fee of $12 per year. This amount is deducted from the Separate Account on a pro rata basis on the anniversary of the Certificate Date until Annuitization.

You can transfer amounts allocated to the Separate Account between any of the mutual fund investment choices, at any time and as many times as you choose. The minimum transfer is the lesser of $500 or the balance in a Series.

          [Side Bar:  Please see "Transfers" on page ____ for more information.]

Separate Account

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of twelve Series, each of which invests in one of the following twelve Funds:



         Funds                                                   Advisers/Subadvisers

         SECURITY FIRST TRUST

         Bond Series                                             Security First Investment
                                                                 Management Corporation; Neuberger
                                                                 Berman, LLC (subadviser)

        T. Rowe Price Growth & Income Series                    Security First Investment
                                                                Management Corporation;
                                                                Price Associates, Inc.
                                                                (subadviser)

        FIDELITY INVESTMENTS
        VARIABLE INSURANCE PRODUCTS FUND

        Money Market Portfolio                                  Fidelity Management & Research
                                                                Company ("FMR")

        Growth Portfolio                                        FMR

        FIDELITY INVESTMENTS
        VARIABLE INSURANCE PRODUCTS FUND II

        Asset Manager Portfolio                                 FMR

        Index 500 Portfolio                                     FMR

        Contrafund Portfolio                                    FMR

        T. ROWE PRICE GROWTH STOCK FUND                         Price Associates, Inc.

        T. ROWE PRICE INTERNATIONAL STOCK FUND                  T. Rowe Price - Fleming
                                                                International, Inc.

        NEUBERGER BERMAN GENESIS TRUST                          Neuberger Berman Management
                                                                Corporation; ("NB") (subadviser)

        NEUBERGER BERMAN PARTNERS TRUST                         NB (subadviser)

        JANUS ASPEN SERIES

                                                                Janus Capital Corporation ("Janus
        Worldwide Growth Portfolio                              Capital")



[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]


Charges and Deductions

The following fees and expenses apply to your Contract:


                  Fee or expense                              Amount of fee
--------------------------------------------------------------------------------
Daily deductions

         -        Mortality and Expense Risks fees            .002438%
                                                              (.89% per year)

Surrender charge (contingent deferred sales charge)

          -   Deducted if you request a full or        7% in 1st Certificate
              partial withdrawal of Purchase           year; declining 1% each
              Payments from the                        Certificate Year and 0%
              Separate Account within the first        after the 5th Certificate
              five Certificate Years.  No charge       year.
              will be deducted for surrenders as
              a result of the following under a Plan:

              -   death

              -   disability

              -   retirement

              -   hardship



          Fee or expense                               Amount of fee

Premium Taxes

         -        Payable to a state or government             0% - 2.35%
                  agency with respect to your Contract.        (3.50% in Nevada)
                  It may be deducted on or after the date
                  the tax is incurred.
                  Currently, Security First Life
                  deducts these taxes upon
                  annuitization.


[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]


Free Look Period

An Owner may cancel the Contract within 20 days after receipt (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the total of the Participant's Accounts in some states).

[Side Bar: Please see "Free Look Period" on page ____ for more information.]

Variable Annuity Payments

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.



Surrender

You may surrender all or part of the Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

         - it would cause your interest in any Series to fall below $500 (unless you are surrendering your entire interest in a Series)


However, if you are withdrawing the entire amount allocated to a Series, these restrictions do not apply.

You may be assessed a surrender charge.



Death Benefit

One of the insurance guarantees we provide you under the Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

         - the total of all Purchase Payments less any partial withdrawals; or

         -        the value of the Participant's Account at settlement

Otherwise, if you die at age 65 or over, the death benefit will be equal to the Participant's Account.


Your Beneficiar(ies) may elect to receive the death benefit as a lump sum or an annuity.

[Side Bar: Please see "Death Benefits" on page ____ for more information.]

                             FEE TABLE AND EXAMPLES

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.


Expense Data

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the Fund prospectuses for a more complete description of the various costs and expenses of the Funds.



* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. We reserve our right to deduct the premium taxes; but at present, we are absorbing these charges.

                                   FEE TABLES

                            Your Transaction Expenses

                                           Years since       Percentage
                                            Purchase
                                           Payment was
                                            received

 Surrender Charge (Deferred Sales          1st                    7%
 Charge) (as a percentage                  Certificate
 of amounts accumulated with respect to    Year
 a purchase payment)

                                           2nd                    6%
                                           Certificate
                                           Year

                                           3rd                    5%
                                           Certificate
                                           Year

                                           4th                    4%
                                           Certificate
                                           Year

                                           5th                    3%
                                           Certificate
                                           Year

                                           6th                    0%
                                           Certificate
                                           Year and later


 Administration fees                       $12 per year

                            Separate Account Expenses
                   (As a percentage of average Account Value.
                   Deducted daily from the Separate Account.)



    Mortality and Expense Risk Fees                              .89% per year
    Total Separate Account Annual                                .89% per year
    Expenses


                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)



                                       T. Rowe Price        Money                      Asset
                              Bond        Growth &          Market      Growth        Manager      Contrafund     Index 500
                             Series    Income Series      Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
---- ---------------------- --------- ---------------- -------------- ------------ ------------- --------------- ------------
(a)  Management Fee           .50%           .50%            .21%         .59%          .54%           .59%           .24%
---- ---------------------- --------- ---------------- -------------- ------------ ------------- --------------- ------------
(b)  Other Expenses           .23%           .07%            .10%         .07%          .10%           .07%           .04%
---- ---------------------- --------- ---------------- -------------- ------------ ------------- --------------- ------------
(c)  Total Annual Expenses    .73%           .57%            .31%         .66%          .64%           .66%           .28%
---- ---------------------- --------- ---------------- -------------- ------------ ------------- --------------- ------------




                                       T. Rowe Price    T. Rowe Price                                      Worldwide
                                       Growth Stock     International      Genesis         Partners         Growth
                                           Fund          Stock Fund         Trust            Trust         Portfolio
-------- ---------------------------- ---------------- ---------------- --------------- ---------------- ---------------
(a)      Management Fee                      .57%            .67%           1.11%             .85%             .66%
-------- ---------------------------- ---------------- ---------------- --------------- ---------------- ---------------
(b)      Other Expenses                      .17%            .17%            .08%             .06%             .08%
-------- ---------------------------- ---------------- ---------------- --------------- ---------------- ---------------
(c)      Total Annual Expenses               .74%            .84%           1.19%             .91%             .74%
-------- ---------------------------- ---------------- ---------------- --------------- ---------------- ---------------

Examples
                                     CONDITIONS                                        TIME PERIODS
SEPARATE             You would pay the following expenses
ACCOUNT              on a $1,000 investment assuming 5% annual            1 Year  3 Year   5 Year  10 Year
SERIES               return on assets:
------------------- ---------------------------------------------- ------ ------- ------   ------  -------
Bond Series         (a) upon surrender at the end of the stated    (a)    $82       $101     $120    $192
                    time period                                    (b)     16         51       88     192

                    (b) if the Contract WAS NOT surrendered
------------------- ---------------------------------------------- ------ ------- ------   ------ --------
T. Rowe Price       SAME                                           (a)     80         96      112     175
Growth & Income                                                    (b)     15         46       80     175
Series
------------------- ---------------------------------------------- ------ ------- ------   ------ --------
Money Market        SAME                                           (a)     78         88       99     145
Portfolio                                                          (b)     12         38       66     145

------------------- ---------------------------------------------- ------ ------- ------   ------ --------
Growth Portfolio    SAME                                           (a)     81         99      117     187
                                                                   (b)     16         50       86     187

------------------- ---------------------------------------------- ------ ------- ------   ------ --------
Asset Manager       SAME                                           (a)     81         98      115     182
Portfolio                                                          (b)     16         48       83     182

------------------- ---------------------------------------------- ------ -------- -----   ------  -------
Index 500           SAME                                           (a)     77         88       97     142
Portfolio                                                          (b)     12         37       64     142

------------------- ---------------------------------------------- ------ -------- -----   ------  -------
Growth Stock Fund   SAME                                           (a)     82        101      121     193
                                                                   (b)     17         51       89     193

------------------- ---------------------------------------------- ------ ------- ------   ------  -------
Contrafund          SAME                                           (a)     81        100      118     189
Portfolio                                                          (b)     16         50       87     189

------------------- ---------------------------------------------- ------ -------- -----   ------  -------
International       SAME                                           (a)     83        104      126     204
Stock Fund                                                         (b)     18         54       94     204

------------------- ---------------------------------------------- ------ -------- -----   ------  -------
NEUBERGER           SAME                                           (a)     86        114      143     241
BERMAN GENESIS                                                     (b)     21         65      112     241
TRUST
------------------- ---------------------------------------------- ------ -------- -----   ------  -------
NEUBERGER           SAME                                           (a)     83        106      129     212
BERMAN PARTNERS                                                    (b)     18         57       97     212
TRUST
------------------- ---------------------------------------------- ------ -------- -----   ------  -------
Janus-Aspen Series  SAME
Worldwide Growth                                                   (a)     82        101      121     193
Portfolio                                                          (b)     17         51       89     193

------------------- ---------------------------------------------- ------ -------- -----   ------  -------


                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.


2. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been .35% (see the Variable Insurance Products Fund II prospectus for more information).

3. The examples assume that there were no transactions that would result in the imposition of the Transfer Charge. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon Annuitization.

4. For purposes of the amounts reported in the examples, annual administrative charges are reflected by dividing the total amount of contract fees collected during the year by the total average net assets of the Separate Account respecting the Contracts.


5. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                        CONDENSED FINANCIAL INFORMATION

    The following table sets forth condensed financial information on accumulation units with respect to Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account. The financial statements for the year ended December 31, 1998 have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors. The financial statements for each of the years or periods ended December 31, 1997 have been audited by Ernst & Young LLP independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.


                                        From       Twelve      Five       Twelve      Twelve      Twelve      Twelve     Twelve
                                      Inception    Months     Months      Months      Months      Months      Months     Months
                                         to        Ended       Ended       Ended       Ended       Ended       Ended      Ended
      Separate Account Series          7/31/92    7/31/93    12/31/93    12/31/94    12/31/95    12/31/96    12/31/97   12/31/98
      -----------------------         ---------   -------    --------    --------    --------    --------    --------   --------
Series B (Bond Series)
  Beg. AUV (7/1/92).................    14.55       14.91      16.20        16.48       15.77       18.25        18.60       20.11
  End. AUV..........................    14.91       16.20      16.48        15.77       18.25       18.60        20.11       21.42
  End. No. Qualified AUs............     2.79       4,302      5,563        8,014      12,416      11,642       39,681      63,568
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV (7/1/92).................    23.02       23.45      25.27        26.64       27.17       35.31        42.57       53.68
  End. AUV..........................    23.45       25.27      26.64        27.17       35.31       42.57        53.68       58.61
  End. No. Qualified AUs............    4,450      55,454     77,399      154,223     192,251     246,547      504,233     508,159
Series P (T. Rowe Price Prime Re-
  serve Fund)
  Beg. AUV (7/1/92).................    11.75       11.77      11.98        12.07       12.40       12.97        13.49       14.05
  End. AUV..........................    11.77       11.98      12.07        12.40       12.97       13.49        14.05       14.64
  End. No. Qualified AUs............      478       6,383      3,478        5,823       8,447       4,008        6,866       1,757
  Yield.............................     2.09%       1.60%      1.75%        4.50%       4.11%       4.01%        4.07%       3.88%
Series T (T. Rowe Price Growth Stock
  Fund)
  Beg. AUV (7/1/92).................    18.91       19.30      20.98        23.45       23.44       30.44        36.72       46.06
  End. AUV..........................    19.30       20.98      23.45        23.44       30.44       36.72        46.06       58.18
  End. No. Qualified AUs............    3,783      43,092     57,382      134,441     177,235     236,072      572,680     592,525
Series I (T. Rowe Price
  International Stock Fund)
  Beg. AUV (7/24/92)................     5.00        5.09       5.73         6.85        6.74        7.45         8.57        8.72
  End. AUV..........................     5.09        5.73       6.85         6.74        7.45        8.57         8.72       10.04
  End. No. Qualified AUs............      139      55,890     95,649      330,647     461,265     642,883      865,412     741,539
Series FA (Asset Manager)
  Beg. AUV (9/15/93)................                            5.00         5.37        5.00        5.79         6.58        7.87
  End. AUV..........................                            5.37         5.00        5.79        6.58         7.87        8.97
  End. No. Qualified AUs............                          39,393      353,650     556,478     681,763      831,316     955,179
Series FG (Growth Portfolio)
  Beg. AUV (9/16/93)................                            5.00         5.14        5.10        6.84         7.77        9.51
  End. AUV..........................                            5.14         5.10        6.84        7.77         9.51       13.16
  End. No. Qualified AUs............                          31,169      182,029     480,578     735,622      903,383   1,084,117
Series FI (Index 500)
  Beg. AUV (10/1/93)................                            5.00         5.02        5.03        6.83         8.32       10.95
  End. AUV..........................                            5.02         5.03        6.83        8.32        10.95       13.92
  End. No. Qualified AUs............                             383       11,568      65,944     189,079      430.635     811,520
Series NG (Genesis Trust)
  Beg. AUV (1/9/98).................                                                                                          5.00
  End AUV...........................                                                                                          4.61
  End No. Qualified AUs.............                                                                                       246,315
Series NP (Partners Trust)
  Beg. AUV (1/9/98).................                                                                                          5.00
  End AUV...........................                                                                                          5.26
  End No. Qualified AUs.............                                                                                       272,328
Series JW (Worldwide Growth)
  Beg. AUV (1/8/98).................                                                                                          5.00
  End AUV...........................                                                                                          6.39
  End No. Qualified AUs.............                                                                                       261,044
Series FM (Money Market)
 Beg. AUV $ (12/29/97)..............                                                                              5.66        5.92
 End. AUV $.........................                                                                              6.92        6.19
 End No. Qualified AUs..............                                                                           221,521     177,616
 Yield..............................                                                                                          4.18%
Series FC (Contra)
 Beg. AUV $ (1/15/98)...............                                                                                          5.00
 End. AUV $.........................                                                                                          6.44
 End No. Qualified AUs..............                                                                                       151,176

---------------

AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                             FINANCIAL INFORMATION

Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.


DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


Security First Life Insurance Company

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.

MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $215.30 billion worth of total assets as of December 31, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the board of directors, the State of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take effect.


The General Account

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of the Contract and your actual Certificate for more information.


The Separate Account

Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under Delaware law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year. (Please see "Annuity Benefits - Level Payments Varying Annually" on page ___ for more information.)

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


The Funds

Your investment choices are:


          Fund                   Investment Objective                           Investment Adviser
-------------------------------- -----------------------------------------      -------------------------
SFT Bond Series                  The Fund seeks to achieve the                  Security First Investment
                                 highest investment income                      Management Corporation;
                                 over the long-term consistent                  Neuberger Berman, LLC
                                 with the preservation of                       (subadviser)
                                 principal through investment primarily
                                 in marketable debt instruments. Growth
                                 of principal and income will also be
                                 objectives with respect to up to 10% of
                                 the Bond Series' assets which may be
                                 invested in common and preferred stocks.

SFT T. Rowe Price Growth &       The Fund seeks capital growth                  Security First Investment
Income Series                    and a reasonable level of                      Management Corporation;
                                 current income.  While this                    Price Associates, Inc.
                                 Series will generally invest                   (subadviser)
                                 in common stocks and other equities, it
                                 may, depending on economic conditions,
                                 reduce such investments and substitute
                                 fixed-income instruments.

Fidelity Investments             The Fund seeks to obtain as                    Fidelity Management &
VIP Fund Money Market            high a level of current                        Research Company
Portfolio                        income as is consistent with
                                 preserving capital and
                                 providing liquidity.  The
                                 Portfolio will invest only in
                                 high quality U.S. dollar
                                 denominated money market
                                 securities of domestic and
                                 foreign issuers.

VIP Fund Growth Portfolio        The Fund seeks to achieve                      Fidelity Management &
                                 capital appreciation normally                  Research Company
                                 through the purchase of common stocks
                                 (although the portfolio's investments
                                 are not restricted to any one type of
                                 security). Capital appreciation may also
                                 be found in other types of securities,
                                 including bonds and preferred stocks.

VIP Fund II Asset Manager        The Fund seeks high total                      Fidelity Management &
Portfolio                        return with reduced risk over                  Research Company
                                 the long-term by allocating its assets
                                 among stocks, bonds, and short-term,
                                 fixed income instruments.

VIP II Index 500 Portfolio       The Fund seeks investment                      Fidelity Management &
                                 results that correspond to                     Research Company
                                 the total return (i.e., the
                                 combination of capital
                                 changes and income) of common
                                 stocks publicly traded in the
                                 United States, as represented
                                 by the Standard & Poor's 500
                                 Composite Stock Price Index
                                 while keeping transaction
                                 costs and other expenses low.

Contrafund Portfolio             The Fund seeks capital                         Fidelity Management &
                                 appreciation by investing in                   Research Company
                                 companies that the investment
                                 adviser believes to be
                                 undervalued due to an overly
                                 pessimistic appraisal by the
                                 public.

T. Rowe Price Growth             The Fund seeks long-term                       Price Associates, Inc.
Stock Fund                       growth of capital through
                                 investing primarily in common
                                 stocks of growth companies.

T. Rowe Price International      The Fund seeks total return                    T. Rowe Price - Fleming
Stock Fund                       on its assets from long-term                   International, Inc.
                                 growth of capital and income,
                                 principally through
                                 investments in common stocks
                                 of established non-U.S.
                                 companies.  Investments may
                                 be made solely for capital
                                 appreciation or solely for
                                 income or any combination of
                                 both for the purpose of
                                 achieving a higher overall
                                 return.

Neuberger Berman Genesis         The Fund seeks capital                         Neuberger Berman
Trust                            appreciation.  The portfolio                   Management Corporation;
                                 invests primarily in common                    Neuberger Berman, LLC
                                 stocks of companies with (subadviser)
                                 small market capitalizations ("small-cap
                                 companies"), using the value-oriented
                                 investment approach.

Neuberger Berman Partners        The Fund seeks capital                         Neuberger Berman
Trust                            growth.  The portfolio                         Management Corporation;
                                 invests principally in common                  Neuberger Berman, LLC
                                 stocks of medium and large                     (subadviser)
                                 capitalization established
                                 companies, using the
                                 value-oriented investment
                                 approach.

Janus Aspen Worldwide            The Fund seeks long-term                       Janus Capital Corporation
Growth Portfolio                 growth of capital in a manner
                                 consistent with preservation of capital.
                                 The portfolio pursues this objective
                                 primarily through investments in common
                                 stocks of foreign and domestic issuers
                                 (normally in issuers of at least five
                                 different countries, including the
                                 United States).



Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested.

Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. Certain of the Funds listed above are available only by purchasing annuities and life insurance policies offered by Security First Life or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by Security First Life. Fund shares will be redeemed by the Series to the extent necessary for Security First Life to make annuity or other payments under the Contracts.


Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.



The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to Security First Life's Separate Account (except for the T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, Neuberger Berman Genesis Trust, Neuberger Berman Partners Trust, and Janus Aspen Worldwide Growth Portfolio). In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. Security First Life monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Certificate holders.


[Side Bar: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]


         Substitution of Fund shares

Security First Life may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approve the substitution under the 1940 Act.


[Side Bar: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached to or accompanied by this Prospectus. The Statements of Additional Information are available upon your request.]


Principal Underwriter

Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.


Servicing Agent

SFG provides Security First Life with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.


Custodian

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.



                                CONTRACT CHARGES

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

         Services and benefits Security First Life provides include:

                  - the ability for you to make withdrawals and surrenders under the Contracts;

                  -        the death benefit paid at your death;

                  -        the available funding options and related programs;

                  - administration of the annuity options available under the Contracts; and

                  - the distribution of various reports to Participants and the Owners of the Contract.

         Costs and expenses incurred by Security First Life include:

                  - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

                  -        sales and marketing expenses; and

                  -        other costs of doing business.

         Risks assumed by Security First Life include:

                  - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

                  - that the amount of the death benefit will be greater than the Participant's Account; and

                  - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.


Premium Taxes

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit Security First Life to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a

Purchase Payment. However, Security First Life reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).


Surrender Charge

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Participant's Account subject to any withdrawal limitation under the Plan to which the Contract is issued. Full or partial surrender during the first five Certificate Years will be subject to a surrender charge equal to the following percentage of the amount surrendered:

         -        7% in 1st Certificate Year

         -        6% in 2nd Certificate Year

         -        5% in 3rd Certificate Year

         -        4% in 4th Certificate Year

         -        3% in 5th Certificate Year

         -        0% after the 5th Certificate Year

However, no surrender charge will be made in the event of a withdrawal under a Plan for:

         -        death

         -        disability

         -        retirement

         -        hardship

In addition, no surrender charge will be made from amounts transferred to another group annuity contract issued by Security First Life to the Owner in accordance with the terms of a Plan.

Surrenders of a Participant's account for transfer to other investment providers to the Plan will be permitted at the Participant's Account value until the sum of all Participant transfers at the Participant's Account Value to other investment providers from the Contract and any of the other group annuity contracts issued by Security First Life to the Plan exceeds in any calendar year an amount equal to 15% of the total of the Participant's Account value in Security First Life's group annuity contracts issued to the Plan as of the prior December 31. Once this 15% limit has been reached, all subsequent surrenders of Participants' Accounts for transfer to such other investment providers during the remainder of the calendar year will be made at the cash values of Participant's Account.

Should you have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan and should the date of issuance of a certificate under such other annuity precede the Certificate Date (the "Alternate Certificate Date), then the Certificate Date used in the determination of surrender charges under the Contract will be the Alternate Certificate Date.

In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account.


Example of application of surrender charge. Assume your Participant's Account is $100,000 at the beginning of Certificate Year 2 and you withdraw $30,000. You would pay a surrender charge of $1,800.


If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[Side Bar: The surrender charge covers marketing expenses for the sale of Certificates, such as commissions to sales personnel and other promotion and acquisition expenses.]

Mortality and Expense Risk Charge


Security First Life charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets equal to .89% per year.


If Security First Life has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

Federal, State and Local Taxes

Security First Life may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.


[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

Free Look Period

The Owner may cancel the Contract within a certain time period. This is known as a "free look." The Free Look Period is the 20-day period (or longer in certain states) starting when the Owner receives the Contract. Security First Life must receive the Owner's request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to Security First Life, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to Security First Life.

The returned Contract will be treated as if Security First Life never issued it, and Security First Life will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the total of the Participants' Accounts.

                          DESCRIPTION OF THE CONTRACTS

General

The Contract described in this prospectus is designed to provide Variable Annuity benefits to employers to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code.


A group contract is issued to an employer which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under a deferred compensation plan since all ownership rights in the Contract are held by the employer. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.


Purchase Payments

You may make a Purchase Payment at any time. Your minimum Purchase Payment is $20, and minimum Purchase Payments must total $240 in a year.


Transfers

         Accumulation Units

You may transfer Accumulation Units among the Funds at any time. Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

         Annuity Units

You may transfer Annuity Units among the Series at any time. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

         Minimum Transfer

A minimum of $500 must be transferred from any Series. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

Transfers to Another Contract

You may transfer your Participant's Account to another group annuity contract issued by Security First Life to the Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made.

Modification of the Contracts

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:

         -        death benefits

         -        deductions from Purchase Payments

         - deductions from Participants' Accounts for administrative and transaction charges

         - deductions from the Separate Account for mortality and expense risk fees

         -        guaranteed rates with respect to fixed benefits

Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

                  - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

                  - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

                  - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

The Contract may also be modified by written agreement between Security First Life and the Owner.

If you have any questions about any of the provisions of your Contract, you may write or call:
                           Security First Life Insurance Company
                           P.O. Box 92193
                           Los Angeles, California  90009
                           1 (800) 284-4536


Assignments

The Contract permits you to assign your rights under it. However, deferred compensation plans which conform to the requirements under Section 457 of the Code do not permit Participants to have any direct rights in the Contract.


                               ACCUMULATION PERIOD


Crediting Accumulation Units in the Separate Account

Security First Life will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. Security First Life determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

         Separate Account Accumulation Unit current values

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.


[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.



Surrender from the Separate Account

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of you interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges and transaction charges. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series to have an after surrender value of less than $500. However, if you are withdrawing the entire amount allocated to a Series, this restriction does not apply.


         Payment of Surrender Amount

Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First Life receives your written request.

Security First Life may suspend surrenders when:

                  - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

                  -        The SEC permits the suspension of withdrawals.

                  - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Systematic Withdrawal Option

When you are eligible to receive payments under the Plan, you may select a systematic withdrawal option. Under this option, you select:

         -        payment beginning date;

         -        the frequency of payment; and

         -        the time over which payments will be made.

Your entire Participant's Account (and any other accounts you have with Security First Life under the Plan) must be included in this election. Initial payments will be determined using the value of your Participant's Account and an assumed earning rate set by Security First Life. Payments will be redetermined periodically so that the value of your account will be paid over the time period you selected. If you select this option, you can continue to transfer account values among Fund options. Any pay out must meet distribution requirements under the Code and the Plan.

Account Statements

You will receive a written account statement each calendar quarter in which a transaction occurs before to the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

                  -        all transactions for the period being reported

                  - the number of Accumulation Units that are credited to your Contract in each Series

                  -        the current Accumulation Unit value for each Series

                  - your Participant's Account as of the end of the reporting period

Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

Variable Annuity Payments

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.


         Assumed Investment Return

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of an Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.


Election of Annuity Date and Form of Annuity

You choose the Annuity Date and the form of Annuity payment.


         Election of Annuity Date

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the first day of the month on or immediately before the earlier of:

                  -        the month in which you attain age 85; or

                  - the date you are required to take a distribution under the terms of the Plan to which the Contract is issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.


         Form of Annuity


[Side Bar: There are two people who are involved in payments under your Annuity:

                  -        you, the Participant and Annuitant

                  -        the Beneficiary

Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

Option 1 - Life  Annuity


You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because Security First Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.



Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, Security First Life guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

Option 3 - Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this arrangement. For example, you or other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life does not pay death proceeds because of the death of the other payee.

Option 5 - Payments for a Designated Period (Fixed Annuity Only)

Security First Life makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.00% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

                  -        the mortality table specified in the Contract

                  -        the age and where permitted the sex of the Annuitant

                  -        the type of Annuity payment option selected, and

                  -        the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

                  -        the number of years in the payment period, and

                  - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

Frequency of Payment

Your payments under all options will be made on a monthly basis unless you request quarterly, semi-annual, or annual payment in accordance with the Plan.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.


Level Payments Varying Annually

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.


Annuity Unit Values

This is how Security First Life calculates the Annuity Unit Value for each
Series:

                  - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.

                  - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

                  - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

                  - Finally, the previous Annuity Unit Value is multiplied by this result.



                                 DEATH BENEFITS

Death Before the Annuity Date

If you die before the Annuity Date your Beneficiary(ies) will receive a death benefit equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiaries will be entitled to receive a lump sum settlement equal to the greater of:

         - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

         -        your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

                  1) A lump sum that must be made within five (5) years of your death; or

                  2) Annuity income under Annuity Income Options One, Two or Five.

If your Beneficiary(ies) chooses one of the Annuity income options:

                           - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)


                           - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service (15 years if the Beneficiary is not your spouse).

                           - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as the Participant rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

                  -        Your Beneficiary(ies) and you die at the same time.

                  - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.


Death After the Annuity Date

If the you die on or after the Annuity Date, the amounts payable to the Beneficiary(ies)will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

                  - have all the remaining rights and powers under a Certificate, and

                  - be subject to all the terms and conditions of the Certificate.

If none of your Beneficiaries survive your death, the value of any remaining payments certain, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.



                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the Code) governs how this money is ultimately taxed. There are different rules for qualified and non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, Security First Life will not be taxed on the investment income and capital gains of the Separate Account.


[Side Bar: A qualified contract is a contract that is purchased under certain types of tax-advantaged retirement plans.


         Qualified plans include:

                  - Section 401 plans (self-employed and corporate pension and profit-sharing plans)

                  -        Section 403 plans (tax-deferred annuities)

                  -        Section 457 plans (deferred compensation plans)

                  -        traditional IRAs


The Contracts are only offered to 457 Plans.

A non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a qualified Contract. The Contracts are not offered on a non-qualified basis.

[Side Bar: Please note that the terms of a particular Plan may limit your rights otherwise available under the Contract.]


Qualified Contracts

The full amount of all distributions received from a 457 plan (except for a return of non-deductible employee contributions) is included in your gross income and is taxed at ordinary income rates unless the distribution is transferred to an eligible rollover account or Contract.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met.

         Mandatory minimum distributions

If you are a participant in a 457 plan, you generally must begin receiving withdrawals from your Participant's Account or Annuity payments by April 1 of the calendar year following the later of:

                                    -       the year you turn 70 1/2

                                    -       the year you retire

Annuity Payments can be for a period not greater than your life expectancy or that of you and a beneficiary. Distributions from a 457 Plan cannot be made available to your before the earlier of age 70 1/2, separation from service, or an unforseeable emergency.

         Rollovers of plan conversions

You may roll over distributions (other than required distributions) from one plan to another plan without incurring any Federal income tax under some circumstances. These circumstances are as follows:


 Distribution Issued from:             May be Rolled into:

-------------------------------------- -----------------------------------
-  Section 457 Plan                    Another Section 457 Plan
-------------------------------------- -----------------------------------

-------------------------------------- -----------------------------------


         Taxation of death benefits

Any distributions under Section 457 must meet minimum incidental death benefit requirements under the Code for the tax years beginning after December 31, 1988. However, if your spouse is your designated beneficiary, these death benefit requirements do not apply.

Withholding

Amounts distributed under Section 457 plans are considered compensation and are subject to the employer's withholding and reporting requirements.



                                  VOTING RIGHTS

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, the Owner has voting interests under the Contract concerning Fund shares and is entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, the Owner is entitled to give us instructions for the number of shares which are deemed attributable to the Contract.

Security First Life will vote all shares of the underlying Funds as directed by Contract Owners who have voting interests in the Funds. Security First Life will send Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive the Owner's voting instructions, it will vote the Owner's interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that the Owner receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners on the record date may vote.

The number of shares to which the Owner is entitled to vote is calculated by dividing the portion of all of the Participant's Accounts allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                 YEAR 2000 ISSUE


Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series' service providers will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.




                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.


                             ADDITIONAL INFORMATION


You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                                      '33 Act File No. 33-47984




                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------


                      SECURITY FIRST LIFE INSURANCE COMPANY

                                   MAY 1, 1999



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1999, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 992-9785.


SF 236FL

TABLE OF CONTENTS



                                                                              Page
The Insurance Company                                                          3

The Separate Account                                                           3

Surrender Charges                                                              3

Net Investment Factor                                                          4

Annuity Payments                                                               4

Additional Federal Income Tax Information                                      6

Underwriters, Distribution of the Contracts                                    7

Voting Rights                                                                  7

Safekeeping of Securities                                                      7

Servicing Agent                                                                7

Independent Auditors                                                           8

Legal Matters                                                                  8

State Regulation of Security First Life                                        8

Financial Statements                                                           8

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $215.30 billion at December 31, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the New York State Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT

Amounts allocated to the Separate Account are invested in the securities of twelve Funds: the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II; the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust, and the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The Separate Account is divided into Series which correspond to these twelve Funds.

SURRENDER CHARGES

Subject to the Plan qualifying under Section 457 of the Internal Revenue Code with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender before the fifth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to varying percentages of the amount surrendered. Any surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge. In no event will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by Security First Life to the Owner of the Contract under the plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the prior group annuity contract.


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day, by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day, and then subtracting from this result the mortality and administrative expense risk fees factor of 0.002438 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefit rates used in determining Annuity Payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period.

Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                Calendar Year                                   Adjusted
                  of Birth                                       Age Is
                 -----------                               ------------------
                 Before 1916                                   Actual Age
                 1916 - 1935                               Actual Age Minus 1
                 1936 - 1955                               Actual Age Minus 2
                 1956 - 1975                               Actual Age Minus 3
                 1976 - 1995                               Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant's Account on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payments due. The number of Annuity Units for a Series remains fixed during the Annuity period unless Annuity Units are converted to or from another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.


The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit was originally set at $5 for each Series for the first Valuation Period during which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity Payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at anytime, and therefore commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contract will be sold in the State of Florida.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which the Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund's shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the record keeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1998 and the financial statements and the related financial statement schedules of Security First Life Separate Account A at December 31, 1998 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1997 and 1996 and the statements of changes in net assets of Security First Life Separate Account A for the year ended December 31, 1997 included elsewhere in the registration statement have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounts and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.



STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.


In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

SF236FL

                                    SECURITY FIRST LIFE INSURANCE
                                    COMPANY AND SUBSIDIARY

                                    (A WHOLLY OWNED SUBSIDIARY OF
                                    METROPOLITAN LIFE INSURANCE COMPANY)

                                    CONSOLIDATED FINANCIAL STATEMENTS AS OF
                                    DECEMBER 31, 1998 AND 1997 AND FOR
                                    THE YEARS ENDED DECEMBER 31, 1998,
                                    1997 AND 1996 AND INDEPENDENT
                                    AUDITORS' REPORTS

                       [DELOITTE & TOUCHE LLP LETTERHEAD]




                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheet of Security First Life Insurance Company and subsidiary (the Company) as of December 31, 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The consolidated financial statements of the Company for the years ended December 31, 1997 and 1996, were audited by other auditors whose report, dated February 11, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiary at December 31, 1998, and the consolidated results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
-------------------------


February 10, 1999

                        [ERNST & YOUNG, LLP LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
Security First Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                       /s/ Ernst & Young, LLP


February 11, 1998

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED BALANCE SHEETS


                                                   December 31,
                                              1998              1997
                                           ----------        ----------
                                                  (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities                        $2,092,183        $2,353,087
   Mortgage loans                             165,167
   Policy loans                                28,715            24,209
   Short-term investments                      50,520            22,385
   Other investments                            1,152             1,089
                                           ----------        ----------
                                            2,337,737         2,400,770

CASH AND CASH EQUIVALENTS                      36,931            11,044

ACCRUED INVESTMENT INCOME                      36,486            33,730

DEFERRED POLICY ACQUISITION COSTS             104,658            96,297

OTHER ASSETS
   Assets held in separate accounts         1,492,885         1,022,850
   Property under capital lease                 8,940             9,496
   Other                                        1,657             1,329
                                           ----------       -----------
                                            1,503,482         1,033,675
                                           ----------       -----------

                                           $4,019,294        $3,575,516
                                           ==========        ==========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

                                                                   December 31,
                                                              1998              1997
                                                           -----------       ----------
                                                                  (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                $2,202,198        $2,243,441
   Liabilities related to separate accounts                 1,492,885         1,022,850
   Obligation under capital lease                              15,130            15,443
   Notes payable to parent                                     35,000            35,000
   Federal income taxes                                        38,800            44,998
   Other                                                        7,499                60
                                                           ----------        ----------
                                                            3,791,512         3,361,792

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares        200               200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                   2,200             2,200
   Additional paid-in capital                                  48,147            48,147
   Retained earnings                                          149,305           128,347
   Accumulated other comprehensive income                      27,930            34,830
                                                           ----------        ----------
                                                              227,782           213,724
                                                           ----------        ----------

                                                           $4,019,294        $3,575,516
                                                           ==========        ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF INCOME


                                                         Year Ended December 31,
                                                     1998         1997         1996
                                                   --------     --------     --------
                                                             (In thousands)
REVENUES
   Net investment income                           $165,749     $171,066     $164,115
   Annuity product income                            22,125       19,533       10,006
   Net realized investment gains (losses)            25,010        2,708       (2,179)
   Gain on sale of subsidiary                                                   3,879
   Other                                                             187          709
                                                   --------     --------     --------
                              TOTAL REVENUES        212,884      193,494      176,530

BENEFITS AND EXPENSES
   Interest credited to policyholders               112,834      112,832      106,347
   Benefits in excess of policyholder liabilities     4,876        1,953        4,960
   Amortization of deferred policy acquisition
      costs                                          35,609       20,080       13,542
   Operating expenses                                29,116       26,434       25,721
                                                   ---------    --------     --------
                 TOTAL BENEFITS AND EXPENSES        182,435      161,299      150,570
                                                   ---------    --------     --------

            INCOME BEFORE INCOME TAX EXPENSE         30,449       32,195       25,960

Income tax expense (benefit)
   Current                                           12,584        7,580        3,596
   Deferred                                          (3,093)       3,308        5,885
                                                   --------     --------     --------
                                                      9,491       10,888        9,481
                                                   ---------    --------     --------

                                  NET INCOME       $ 20,958     $ 21,307     $ 16,479
                                                   ========     ========     ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                Accumulated
                                                           Additional                              Other          Total
                                        Preferred  Common   Paid-in    Comprehensive  Retained  Comprehensive  Stockholder's
                                          Stock     Stock   Capital    Income (Loss)  Earnings  Income (Loss)     Equity
                                        ---------  ------  ----------  -------------  --------  -------------  -------------
                                                                            (In thousands)
Balance at January 1, 1996                $200     $2,200  $48,147                   $ 90,561    $ 38,972        $180,080

Comprehensive income (loss):
  Net income                                                             $ 16,479      16,479                      16,479
  Other comprehensive income (loss):
    Unrealized investment gains, net of
    related adjustments and income taxes                                  (22,023)                (22,023)        (22,023)
                                                                         --------
                                                                         $ (5,544)
                                          ----    ------   -------       ========    --------    --------        --------
Balance at December 31, 1996               200     2,200    48,147                    107,040      16,949         174,536

Comprehensive income:
  Net income                                                             $ 21,307      21,307                      21,307
  Other comprehensive income:
    Unrealized investment gains, net of
    related adjustments and income taxes                                   17,881                  17,881          17,881
                                                                         --------
                                                                         $ 39,188
                                          ----    ------   -------       ========    --------    --------        --------
Balance at December 31, 1997               200     2,200    48,147                    128,347      34,830         213,724

Comprehensive income (loss):
  Net income                                                             $ 20,958      20,958                      20,958
  Other comprehensive income (loss):
    Unrealized investment gains, net of
    related adjustments and income taxes                                   (6,900)                 (6,900)         (6,900)
                                                                         --------
                                                                         $ 14,058
                                          ----    ------   -------       ========    --------    --------         --------
Balance at December 31, 1998              $200    $2,200   $48,147                   $149,305    $ 27,930         $227,782
                                          ====    ======   =======                   ========    ========         ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                             Year Ended December 31,
                                                         1998          1997         1996
                                                      ----------    ----------   -----------
                                                                  (In thousands)
OPERATING ACTIVITIES
  Net income                                          $   20,958    $   21,307   $    16,479
  Adjustments to reconcile net income to net cash
    provided by operations:
      Net realized investment losses (gains)             (25,010)       (2,708)        2,179
      Depreciation and amortization                          175           876         1,772
      Accretion of discount and amortization of
        premium on investments                              (155)          906         1,988
      Gain on sale of subsidiary                                                      (3,879)
      Changes in operating assets and liabilities:
           Accrued investment income                      (2,756)         (933)       (2,338)
           Deferred policy acquisition costs               2,814       (21,891)      (24,655)
           Other assets                                     (592)       25,156       (19,008)
           Other liabilities                               4,888        (3,718)        9,889
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) OPERATING ACTIVITIES              322        18,995       (17,573)

INVESTING ACTIVITIES
  Fixed maturity securities
    Purchases                                           (675,821)     (695,092)   (1,065,166)
    Sales and maturities                                 940,671       652,723       934,171
  Net sale (purchase) of other investments                    79         1,959          (314)
  Net sale (purchase) of short-term investments          (28,135)        2,222       (17,583)
  Issuance (repayment) of mortgage loans                (165,167)          945
  Issuance of policy loans, net                           (4,506)       (2,776)       (3,580)
  Purchase of equipment                                                   (440)         (320)
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) INVESTING ACTIVITIES           67,121       (40,459)     (152,792)

FINANCING ACTIVITIES
  Receipts credited to policyholder accounts             689,536       729,696       693,095
  Amounts returned to policyholders                     (730,779)     (708,383)     (518,002)
  Repayment of note payable                                                           (1,000)
  Reduction of capital lease obligation                     (313)         (277)         (246)
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) FINANCING ACTIVITIES          (41,556)       21,036       173,847
                                                      ----------    ----------   -----------

                         INCREASE (DECREASE) IN
                      CASH AND CASH EQUIVALENTS           25,887          (428)        3,482

Cash and cash equivalents at beginning of year            11,044        11,472         7,990
                                                      ----------    ----------   -----------

                                  CASH AND CASH
                     EQUIVALENTS AT END OF YEAR       $  36,931     $   11,044   $    11,472
                                                      =========     ==========   ===========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1998 AND 1997



NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiary (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 31, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company. Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 8.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

     Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

     For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

     The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

     Mortgage loans -- at amortized cost, net of valuation allowances, if any, which approximates fair value.

     Policy loans -- at unpaid balances, which approximate fair value.

     Short-term investments -- at cost, which approximates fair value.

     Other investments -- at fair value.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized gains and losses on disposal of investments are determined on a specific identification basis.

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                            Carrying Amount      Estimated Fair Value
                                            ---------------      --------------------
    December 31, 1998                         $2,202,198             $2,141,415
    December 31, 1997                          2,243,441              2,172,159

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Through October 30, 1997, the Company filed consolidated federal income tax returns with SFG. After that date, the Company's return is not consolidated with SFG. Income taxes for all periods are provided on the basis as if the Company filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130 Reporting Comprehensive Income (SFAS 130). SFAS 130 establishes standards for reporting and displaying comprehensive income and its components in a financial statement that is displayed with the same prominence as other financial statements. Adoption of SFAS 130 had no effect on the Company's consolidated financial condition or results of operations.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in operations. The Company is required to adopt SFAS 133 as of January 1, 2000. The Company does not anticipate any impact on its consolidated financial condition or results of operations from the adoption of SFAS 133.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life is required to file annual statements with various state insurance regulatory authorities on a statutory basis. Prior to December 31, 1998, SFL-Arizona was also subject to this requirement.

The statutory-basis capital and surplus at December 31, 1998, 1997 and 1996, and statutory-basis net income for those years are as follows (in thousands):

                                                           Capital             Net
                                                         and Surplus         Income
                                                         -----------         ------
    December 31, 1998
    -----------------
    Security First Life Insurance Company                  $128,508         $ 7,662

    December 31, 1997
    -----------------
    Security First Life Insurance Company                  $117,623         $12,917
    Security First Life Insurance Company of Arizona         14,107             257

    December 31, 1996
    -----------------
    Security First Life Insurance Company                  $107,501         $13,449
    Security First Life Insurance Company of Arizona         13,823           1,187

Security First Life is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 1998, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,612,000.


NOTE 3 -- INVESTMENTS

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                 December 31
                                                             1998          1997
                                                           --------      --------
    Unrealized investment gains                            $ 84,001      $105,251
    Less: Adjustment for deferred policy
            acquisition costs                                41,491        52,500
          Deferred income taxes                              14,580        17,921
                                                           --------      --------
                   Net unrealized investment gains         $ 27,930      $ 34,830
                                                           ========      ========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                 1998           1997           1996
                                               --------       --------       --------
  Fixed maturities
    Gross gains                                $ 30,982       $  8,338      $  8,923
    Gross losses                                 (6,046)        (5,691)       (8,075)
                                               --------       --------      --------
                                                 24,936          2,647           848
  Other investments
    Gross gains                                     133            197
    Gross losses                                    (59)          (136)       (3,027)
                                               --------       --------      --------
                                                     74             61        (3,027)
                                               --------       --------      --------

 Net realized investment gains (losses)        $ 25,010       $  2,708      $ (2,179)
                                               ========       ========      ========


Proceeds from sales of fixed maturities are $940,671,000, $648,338,000 and $911,529,000 in 1998, 1997 and 1996, respectively.

The amortized cost and fair value of fixed maturities as of December 31, 1998 and 1997 are summarized as follows (in thousands):

                                                 Gross        Gross
                                    Amortized  Unrealized   Unrealized        Fair
                                      Cost       Gains        Losses          Value
                                   ----------  ----------   ----------     ----------
December 31, 1998
-----------------
U.S. Treasury securities and
  obligations of U.S. Government
  corporations and agencies        $   68,487    $  4,499    $   (330)     $   72,656
Debt securities issued by foreign
  governments                          34,740       1,436      (1,188)         34,988
Corporate securities                1,266,178      68,987     (11,737)      1,323,428
Mortgage-backed securities            638,873      23,056        (818)        661,111
                                   ----------    -------     --------      ----------
                                   $2,008,278    $ 97,978    $(14,073)     $2,092,183
                                   ==========    ========    ========      ==========
December 31, 1997
-----------------
U.S. Treasury securities and
  obligations of U.S. Government
  corporations and agencies        $   93,546   $  9,275    $    (22)     $  102,799
Debt securities issued by foreign
  governments                          31,110      2,997                      34,107
Corporate securities                1,297,937     67,350        (564)      1,364,723
Mortgage-backed securities            825,284     27,484      (1,310)        851,458
                                   ----------   --------    --------      ----------
                                   $2,247,877   $107,106    $ (1,896)     $2,353,087
                                   ==========   ========    ========      ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1998, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                             Amortized                Fair
                                               Cost                   Value
                                             ---------               -------
                                                      (In thousands)
Due in one year or less                     $   32,695            $   33,230
Due after one year through five years          378,576               390,934
Due after five years through ten years         559,646               576,041
Due after ten years                            398,488               430,867
Mortgage-backed securities                     638,873               661,111
                                            ----------            ----------
                                            $2,008,278            $2,092,183
                                            ==========            ==========

The Company has recorded valuation reserves for impairment in the value of investments of $5,000,000 at both December 31, 1998 and 1997.

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1998, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services.

Mortgage loans are collateralized by properties located throughout the United States. At December 31, 1998, approximately 17% and 16% of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 1998, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31, 1998, are summarized as follows (in thousands):

               Commercial           $145,525         88%
               Agricultural           19,642         12%
                                    --------        ---
                                    $165,167        100%
                                    ========        ===

The carrying amount of policy loans approximates fair value because the interest rates on these loans approximate market rates.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

On February 5, 1998, the Company entered into an interest-rate swap agreement with a large broker/dealer for the purpose of minimizing exposures to fluctuations in interest rates in its policyholder liabilities. An interest-rate swap is an agreement in which two parties agree to exchange, at specific intervals, interest payment streams calculated on an agreed-upon notional principal amount with at least one stream based on a specific floating-rate index. Under the interest-rate swap agreement, the broker/dealer agrees to pay the Company, on a quarterly basis, an amount by which the 30-day Treasury Constant Maturity Rate exceeds the interest-rate cap of 7.9% applied to the notional amount of $250,000,000. The 30-day Treasury Constant Maturity rate was 4.54% as of December 31, 1998; hence, the fair value of the interest-rate swap as of December 31, 1998 approximated zero. The interest-rate swap agreement expires February 9, 2001.

Any income or expense from the interest-rate swap is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract.

The Company is exposed to a potential loss in the event of non-performance by the broker/dealer, although such non-performance is not anticipated.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1998, investment securities having an amortized cost of $6,037,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                              1998           1997          1996
                                            ---------     ---------     ---------
    Fixed maturities                        $ 162,836     $ 173,015     $ 165,997
    Mortgage loans                              3,288
    Policy loans                                1,294         1,325         1,283
    Short-term investments                      3,795         1,897         1,718
    Other investments                             443           858           553
    Cash and cash equivalents                                   269           486
                                            ---------     ---------     ---------
                                              171,656       177,364       170,037
    Investment expenses                        (5,907)       (6,298)       (5,922)
                                            ---------     ---------     ---------
                   Net investment income    $ 165,749     $ 171,066     $ 164,115
                                            =========     =========     =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31, 1998 and 1997 (in thousands):


    5% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                  $25,000

    8% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                   10,000
                                                                -------
                                                                $35,000
                                                                =======


There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,150,000 in 1998, $2,083,000 in 1997 and $2,133,000 in 1996.


NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $36,772,000 and $43,154,000 at December 31, 1998 and 1997, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                            1998           1997
                                                          --------       --------
Deferred tax liabilities:
    Deferred policy acquisition costs                     $ 48,952       $ 30,459
    Fixed maturities                                        16,788         37,922
    Other assets                                             3,441          3,532
                                                          --------       --------
                 Total deferred tax liabilities             69,181         71,913

Deferred tax assets:
    Policyholder liabilities                                10,095         11,787
    Liabilities for separate accounts                       16,778         11,445
    Other liabilities                                        5,296          5,251
    Other, net                                                 240            276
                                                          --------       --------
                      Total deferred tax assets             32,409         28,759
                                                          --------       --------
                   Net deferred tax liabilities           $ 36,772       $ 43,154
                                                          ========       ========

Income taxes paid by the Company were $12,401,000 in 1998, $6,480,000 in 1997 and $1,972,000 in 1996.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 5 -- INCOME TAXES (continued)

The following is a reconciliation of the federal income tax at the statutory rate of 35% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                         1998               1997
                                                       --------           --------
    Federal income tax at 35%                          $ 10,657           $ 11,268
    Dividends received deduction                           (905)              (356)
    True up of prior year taxes                            (261)               298
    Other                                                                     (322)
                                                       --------           --------
               Provision for income tax expense        $  9,491           $ 10,888
                                                       ========           ========


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,660,000, $1,650,000 and $1,656,000 for the years ended December 31, 1998, 1997 and 1996, respectively. Future payments under the lease are as follows (in thousands):

         1999                                               $  2,166
         2000                                                  2,166
         2001                                                  2,166
         2002                                                  2,166
         2003                                                  2,166
         Thereafter                                           22,553
                                                            --------
                      Total minimum rental payments           33,383
                       Amount representing interest           18,253
                                                            --------
           Present value of minimum rental payments         $ 15,130
                                                            ========

The property under capital lease is net of accumulated amortization of $8,481,000 in 1998 and $7,901,000 in 1997. Lease amortization expense was $580,000 in 1998, 1997 and 1996.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,658,000, $58,199,000, and $52,102,000 for 1998, 1997 and 1996, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,883,000 in 1998 and 1997 and $4,308,000 in 1996.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,772,000, $5,711,000 and $5,360,000 were paid in 1998, 1997 and 1996, respectively, pursuant to these agreements.


NOTE 8 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software and hardware, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 issue will not have a material impact on the operations of the Company.

                              SECURITY FIRST LIFE SEPARATE
                              ACCOUNT A



                              STATEMENTS OF ADDITIONAL INFORMATION AS OF
                              DECEMBER 31, 1998 AND FOR THE YEARS ENDED
                              DECEMBER 31, 1998 AND 1997 AND
                              INDEPENDENT AUDITORS' REPORTS

[DELOITTE & TOUCHE LLP LETTERHEAD]



INDEPENDENT AUDITORS' REPORT

Board of Directors
Security First Life Insurance Company

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A ("Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP and JW, as of December 31, 1998 and the related statements of operations for the year then ended (as to Series NG, NP and JW, for the period from commencement of operations through December 31, 1998) and statements of changes in net assets for the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Separate Account Series for the year ended December 31, 1997 were audited by other auditors whose report, dated April 17, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 1998 and the results of their operations for the year then ended (as to Series NG, NP and JW, for the period from commencement of operations through December 31,
1998) and the changes in their net assets for the year or period then ended, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE LLP


April 15, 1999

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors




To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG, LLP


Los Angeles, California
April 17, 1998

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998


                                                          Series B        Series G        Series T        Series P        Series I
                                                        ------------    ------------    ------------    ------------    ------------
ASSETS

Investments

    Security First Trust Bond Series (5,767,337
      shares at net asset value of $4.03 per share;
      cost $23,040,859)                                 $ 23,261,494

    Security First Trust T. Rowe Price Growth and
      Income Series (19,611,017 shares at net asset
      value of $15.81 per share; cost $277,296,637)                     $310,102,373

    T. Rowe Price Growth Stock Fund, Inc.
      (3,271,789 shares at net asset value of $32.07
      per share; cost $84,761,937)                                                      $104,926,269

    T. Rowe Price Prime Reserve Fund, Inc.
      (806,242 shares at net asset value of $1.00
      per share; cost $806,242)                                                                         $    806,242

    T. Rowe Price International Stock Fund, Inc.
      (1,173,570 shares at net asset value of $14.99
      per share; cost $16,094,210)                                                                                      $ 17,591,819

    Receivable from Security First Life Insurance
      Company for purchases                                   46,757         252,199          58,700                          20,238
    Other assets                                                              30,982          13,753                             753
                                                        ------------    ------------    ------------    ------------    ------------

                            TOTAL ASSETS                  23,308,251     310,385,554     104,998,722         806,242      17,612,810

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998


LIABILITIES                                             Series B        Series G        Series T        Series P        Series I
                                                      ------------    ------------    ------------    ------------    ------------
    Payable to Security First Life Insurance
     Company for mortality and expense risk           $     23,598    $    301,526    $     75,787    $        663    $     12,917

    Payable to Security First Life Insurance
     Company for redemptions                                 4,384         101,296           7,589             127              65

    Payable to Mutual Funds                                 46,136         192,547
                                                      ------------    ------------    ------------    ------------    ------------
                                 TOTAL LIABILITIES          74,118         595,369          83,376             790          12,982

NET ASSETS

    Cost to Investors
     Series B Accumulation Units                        23,013,498
     Series G Accumulation Units                                       276,984,449
     Series T Accumulation Units                                                        84,751,014
     Series P Accumulation Units                                                                           805,452
     Series I Accumulation Units                                                                                        16,102,219

    Accumulated undistributed income
     Net unrealized appreciation                           220,635      32,805,736      20,164,332                       1,497,609
                                                      ------------    ------------    ------------    ------------    ------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 23,234,133    $309,790,185    $104,915,346    $    805,452    $ 17,599,828
                                                      ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1998



                                                    Series B          Series G         Series T        Series P        Series I
                                                   ------------     ------------     ------------    ------------    ------------
INVESTMENT INCOME

   Dividends                                       $  1,169,497     $ 23,342,098     $ 12,864,453    $     52,915    $    647,378

   Other investment income (expense)                     (1,116)        (416,478)          53,270             426           7,771
                                                   ------------     ------------     ------------    ------------    ------------

                                                      1,168,381       22,925,620       12,917,723          53,341         655,149

EXPENSES

   Charges for mortality and expense risk               209,011        3,191,451          808,538           9,455         150,790
                                                   ------------     ------------     ------------    ------------    ------------

                          NET INVESTMENT INCOME         959,370       19,734,169       12,109,185          43,886         504,359

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                   (19,304)       7,584,807        3,061,047                         843,474

   Change in unrealized appreciation
     (depreciation) on investments
     during the year                                     84,731       (4,879,643)       6,257,690                         990,607
                                                   ------------     ------------     ------------                    ------------

                           NET INVESTMENT GAINS          65,427        2,705,164        9,318,737                       1,834,081
                                                   ------------     ------------     ------------    ------------    ------------

          INCREASE IN NET ASSETS RESULTING FROM
                                     OPERATIONS    $  1,024,797     $ 22,439,333     $ 21,427,922    $     43,886    $  2,338,440
                                                   ============     ============     ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998



                                                        Series B        Series G        Series T       Series P         Series I
                                                      -------------   -------------   -------------  -------------   -------------
Operations

    Net investment income                             $     959,370   $  19,734,169   $  12,109,185  $      43,886   $     504,359

    Realized investment gains (losses)                      (19,304)      7,584,807       3,061,047                        843,474

    Change in unrealized appreciation (depreciation)
      on investments during the year                         84,731      (4,879,643)      6,257,690                        990,607
                                                      -------------   -------------   -------------  -------------   -------------

            Increase in net assets resulting from
               operations                                 1,024,797      22,439,333      21,427,922         43,886       2,338,440

Increase (decrease) in net assets resulting from
  capital unit transactions                               9,496,806      51,531,944       4,047,047       (394,702)       (664,319)
                                                      -------------   -------------   -------------  -------------   -------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS     10,521,603      73,971,277      25,474,969       (350,816)      1,674,121

                     NET ASSETS AT BEGINNING OF YEAR     12,712,530     235,818,908      79,440,377      1,156,268      15,925,707
                                                      -------------   -------------   -------------  -------------   -------------

                           NET ASSETS AT END OF YEAR  $  23,234,133   $ 309,790,185   $ 104,915,346  $     805,452   $  17,599,828
                                                      =============   =============   =============  =============   =============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                         Series B        Series G       Series T       Series P        Series I
                                                       ------------    ------------   ------------   ------------    ------------
Operations

    Net investment income                              $    532,821    $ 16,043,895   $  9,157,584   $    101,066    $    708,759

    Realized investment gains (losses)                     (124,988)      8,889,548      1,815,089                        268,968

    Change in unrealized appreciation (depreciation)
        on investments during the year                      410,594      16,749,933      4,506,669                       (809,176)
                                                       ------------    ------------   ------------   ------------    ------------

           Increase in net assets resulting from
             operations                                     818,427      41,683,376     15,479,342        101,066         168,551

Increase (decrease) in net assets resulting from
        capital unit transactions                         2,280,710      56,560,484      5,877,267     (1,463,226)      2,309,033
                                                       ------------    ------------   ------------   ------------    ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS      3,099,137      98,243,860     21,356,609     (1,362,160)      2,477,584

                     NET ASSETS AT BEGINNING OF YEAR      9,613,393     137,575,048     58,083,768      2,518,428      13,448,123
                                                       ------------    ------------   ------------   ------------    ------------

                           NET ASSETS AT END OF YEAR   $ 12,712,530    $235,818,908   $ 79,440,377   $  1,156,268    $ 15,925,707
                                                       ============    ============   ============   ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1998


                                                                                           Carrying
                                                                                             Value        Unrealized        Cost
  Series                     Name of Issue                                    Shares        (Note A)     Appreciation     (Note B)
--------- --------------------------------------------------------------   ------------   ------------   ------------   ------------
    B     Security First Trust Bond Series -- capital shares                  5,767,337   $ 23,261,494   $    220,635   $ 23,040,859

    G     Security First Trust T. Rowe Price Growth and Income
                        Series -- capital shares                             19,611,017   $310,102,373   $ 32,805,736   $277,296,637

    T     T. Rowe Price Growth Stock Fund, Inc. -- capital shares             3,271,789   $104,926,269   $ 20,164,332   $ 84,761,937

    P     T. Rowe Price Prime Reserve Fund, Inc. -- capital shares              806,242   $    806,242                  $    806,242

    I     T. Rowe Price International Stock Fund, Inc. -- capital shares      1,173,570   $ 17,591,819   $  1,497,609   $ 16,094,210



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B    Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

      ASSETS                                            Series FA       Series FG       Series FI       Series FO       Series FM
                                                       ------------    ------------    ------------    ------------    ------------
      Investments

          Fidelity Investments - VIP Asset Manager
                Portfolio (10,119,630 shares at net
                asset value of $18.16 per share;
                cost $162,758,546)                     $183,772,485

          Fidelity Investments - VIP Growth
                Portfolio (6,292,589 shares at net
                asset value of $44.87 per share;
                cost $204,064,249)                                     $282,348,490

          Fidelity Investments - VIP Index 500
                Portfolio (1,354,520 shares at net
                asset value of $141.25 per share;
                cost $145,916,900)                                                     $191,325,881

          Fidelity Investments - VIP Overseas
                Portfolio (889,127 shares at net
                asset value of $20.05 per share;
                cost $16,116,130)                                                                      $ 17,826,989

          Fidelity Investments - VIP Money Market
                Portfolio (29,025,420 shares at net
                asset value of $1.00 per share;
                cost $29,025,420)                                                                                      $ 29,025,420

        Receivable from Security First Life
                Insurance Company for purchases             189,667         148,473         290,858           2,158         584,391
        Other assets                                         12,815          46,465          40,749           6,628
                                                       ------------    ------------    ------------    ------------    ------------

                                      TOTAL ASSETS      183,974,967     282,543,428     191,657,488      17,835,775      29,609,811

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998

    LIABILITIES                                       Series FA       Series FG       Series FI       Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
        Payable to Security First Life Insurance
           Company for mortality and expense risk    $    196,372    $    286,875    $    197,149    $     18,650    $     30,047

        Payable to Security First Life Insurance
           Company for redemptions                         57,288         109,636          46,951           1,590           1,850

        Payable to Mutual Funds                           157,020          73,417         273,872           5,845         546,432

        Other liabilities                                                                                                  41,724
                                                     ------------    ------------    ------------    ------------    ------------

                                TOTAL LIABILITIES         410,680         469,928         517,972          26,085         620,053

      NET ASSETS

        Cost to Investors
             Series FA Accumulation Units             162,550,348
             Series FG Accumulation Units                             203,789,259
             Series FI Accumulation Units                                             145,730,535
             Series FO Accumulation Units                                                              16,098,831
             Series FM Accumulation Units                                                                              28,989,758

        Accumulated undistributed income
             Net unrealized appreciation               21,013,939      78,284,241      45,408,981       1,710,859
                                                     ------------    ------------    ------------    ------------    ------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL    $183,564,287    $282,073,500    $191,139,516    $ 17,809,690    $ 28,989,758
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1998

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                           -----------    -----------    -----------    -----------    -----------
      INVESTMENT INCOME

          Dividends                                        $17,362,918    $25,472,345    $ 3,945,680    $ 1,194,757    $ 1,313,600

          Other investment income (expense)                     71,466        155,214        175,112          8,947         (3,615)
                                                           -----------    -----------    -----------    -----------    -----------

                                                            17,434,384     25,627,559      4,120,792      1,203,704      1,309,985

      EXPENSES

          Charges for mortality and expense risk             2,043,882      2,781,547      1,775,438        212,799        318,055
                                                           -----------    -----------    -----------    -----------    -----------

                                  NET INVESTMENT INCOME     15,390,502     22,846,012      2,345,354        990,905        991,930

      INVESTMENT GAINS

          Realized investment gains                          1,136,760      3,658,231      1,872,638        274,752

          Change in unrealized appreciation on
               investments during the year                   3,869,393     47,453,828     29,570,696        487,659
                                                           -----------    -----------    -----------    -----------

                                   NET INVESTMENT GAINS      5,006,153     51,112,059     31,443,334        762,411
                                                           -----------    -----------    -----------    -----------    -----------

                  INCREASE IN NET ASSETS RESULTING FROM
                                             OPERATIONS    $20,396,655    $73,958,071    $33,788,688    $ 1,753,316    $   991,930
                                                           ===========    ===========    ===========    ===========    ===========



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998

                                                      Series FA       Series FG       Series FI       Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
Operations

    Net investment income                            $ 15,390,502    $ 22,846,012    $  2,345,354    $    990,905    $    991,930

    Realized investment gains                           1,136,760       3,658,231       1,872,638         274,752

    Change in unrealized appreciation on
        investments during the year                     3,869,393      47,453,828      29,570,696         487,659
                                                     ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting from
          operations                                   20,396,655      73,958,071      33,788,688       1,753,316         991,930

Increase in net assets resulting from capital
   unit transactions                                   29,077,086      27,405,819      63,395,211         819,382       5,318,459
                                                     ------------    ------------    ------------    ------------    ------------

                     TOTAL INCREASE IN NET ASSETS      49,473,741     101,363,890      97,183,899       2,572,698       6,310,389

                  NET ASSETS AT BEGINNING OF YEAR     134,090,546     180,709,610      93,955,617      15,236,992      22,679,369
                                                     ------------    ------------    ------------    ------------    ------------

                        NET ASSETS AT END OF YEAR    $183,564,287    $282,073,500    $191,139,516    $ 17,809,690    $ 28,989,758
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                      Series FA       Series FG        Series FI      Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
Operations

    Net investment income                            $  9,969,347    $  2,575,955    $    634,702    $    794,340    $    883,272

    Realized investment gains                           1,354,839       6,816,420       2,142,914         183,119

    Change in unrealized appreciation on
        investments during the year                     8,000,602      19,046,439      12,199,875         153,795
                                                     ------------    ------------    ------------    ------------    ------------

          Increase in net assets resulting from
             operations                                19,324,788      28,438,814      14,977,491       1,131,254         883,272

 Increase in net assets resulting from capital
     unit transactions                                 23,348,022      39,688,474      47,598,152       3,587,791       4,463,628
                                                     ------------    ------------    ------------    ------------    ------------

                     TOTAL INCREASE IN NET ASSETS      42,672,810      68,127,288      62,575,643       4,719,045       5,346,900

                  NET ASSETS AT BEGINNING OF YEAR      91,417,736     112,582,322      31,379,974      10,517,947      17,332,469
                                                     ------------    ------------    ------------    ------------    ------------

                        NET ASSETS AT END OF YEAR    $134,090,546    $180,709,610    $ 93,955,617    $ 15,236,992    $ 22,679,369
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1998

                                                                                      Carrying
                                                                                        Value        Unrealized          Cost
  Series                   Name of Issue                               Shares          (Note A)      Appreciation      (Note B)
 --------  ------------------------------------------------------    ------------    ------------    ------------    ------------
   FA      Fidelity Investments - VIP Asset Manager Portfolio --
                    capital shares                                     10,119,630    $183,772,485    $ 21,013,939    $162,758,546

   FG      Fidelity Investments - VIP Growth Portfolio -- capital
                    shares                                              6,292,589    $282,348,490    $ 78,284,241    $204,064,249

   FI      Fidelity Investments - VIP Index 500 Portfolio --
                    capital shares                                      1,354,520    $191,325,881    $ 45,408,981    $145,916,900

   FO      Fidelity Investments - VIP Overseas Portfolio --
                    capital shares                                        889,127    $ 17,826,989    $  1,710,859    $ 16,116,130

   FM      Fidelity Investments - VIP Money Market Portfolio --
                    capital shares                                     29,025,420    $ 29,025,420                    $ 29,025,420


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B    Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS                                Series SU       Series SV       Series AS       Series SI       Series FC       Series FE
                                     ------------    ------------    ------------    ------------    ------------    ------------
Investments

     Security First Trust U.S.
        Government Income Series
        (6,505,978 shares at net
        asset value of $5.25 per
        share; cost $34,149,621)     $ 34,158,509

     Security First Trust Equity
        Series (7,194,788 shares
        at net asset value of
        $7.89 per  share; cost
        $49,760,028)                                 $ 56,749,430

     Alger American Small
        Capitalization Portfolio
        (1,283,189 shares at net
        asset value of $43.97 per
        share; cost $51,365,937)                                     $ 56,421,683

     Scudder International
        Portfolio (648,919 shares
        at net asset value of
        $14.56 per share; cost
        $8,965,425)                                                                  $  9,448,260

     Fidelity Investments - VIP
        Contrafund Portfolio
        (5,690,506 shares at net
        asset value of $24.44 per
        share; cost $103,402,077)                                                                    $139,075,960

     Fidelity Investments - VIP
        Equity-Income Portfolio
        (1,170,008 shares at net
        asset value of $25.42 per
        share; cost $26,278,976)                                                                                     $ 29,741,593

Receivable from Security First
     Life Insurance Company for
     purchases                              2,943           8,888          51,729          14,090         171,247           3,550
Receivable from Mutual Funds                                                                                3,888
Other assets                                  122           8,109          12,411                          63,032           2,723
                                     ------------    ------------    ------------    ------------    ------------    ------------

                  TOTAL ASSETS         34,161,574      56,766,427      56,485,823       9,462,350     139,314,127      29,747,866

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998

LIABILITIES                            Series SU       Series SV       Series AS       Series SI       Series FC       Series FE
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Payable to Security First Life
      Insurance Company for
      mortality and expense risk      $     36,724    $     57,865    $     59,975    $     10,596    $    148,811    $     34,105

  Payable to Security First Life
      Insurance Company for
      redemptions                              685           4,341          17,513           2,836          26,477           2,256

  Payable to Mutual Funds                    4,124          16,996          33,100          11,500         179,881           4,953

  Other liabilities                                          4,234           7,205             187
                                      ------------    ------------    ------------    ------------    ------------    ------------

                 TOTAL LIABILITIES          41,533          83,436         117,793          25,119         355,169          41,314

NET ASSETS

  Cost to Investors
     Series SU Accumulation Units       34,111,153
     Series SV Accumulation Units                       49,693,589
     Series AS Accumulation Units                                       51,312,284
     Series SI Accumulation Units                                                        8,954,396
     Series FC Accumulation Units                                                                      103,285,075
     Series FE Accumulation Units                                                                                       26,243,935

  Accumulated undistributed income
     Net unrealized appreciation             8,888       6,989,402       5,055,746         482,835      35,673,883       3,462,617
                                      ------------    ------------    ------------    ------------    ------------    ------------

          NET ASSETS APPLICABLE TO
      OUTSTANDING UNITS OF CAPITAL    $ 34,120,041    $ 56,682,991    $ 56,368,030    $  9,437,231    $138,958,958    $ 29,706,552
                                      ============    ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 1998

                                            Series SU      Series SV      Series AS     Series SI      Series FC     Series FE
                                           ------------   ------------   ------------  ------------   ------------  ------------
INVESTMENT INCOME

  Dividends                                $  2,444,286   $  9,117,291   $  6,140,966  $    913,895   $  4,586,516  $  1,164,772

  Other investment income (expense)              (3,709)        (2,458)        37,798        (2,336)       123,830        15,662
                                           ------------   ------------   ------------  ------------   ------------  ------------

                                              2,440,577      9,114,833      6,178,764       911,559      4,710,346     1,180,434

EXPENSES

  Charges for mortality and expense risk        434,116        665,007        636,807       109,888      1,380,593       336,349
                                           ------------   ------------   ------------  ------------   ------------  ------------

             NET INVESTMENT INCOME            2,006,461      8,449,826      5,541,957       801,671      3,329,753       844,085

INVESTMENT GAINS (LOSSES)

  Realized investment gains                     470,994      2,605,216        102,996        64,102        366,723       138,866

  Change in unrealized appreciation
    (depreciation) on investments during
    the year                                   (431,106)      (368,196)     1,125,962       276,761     23,673,455     1,165,945
                                           ------------   ------------   ------------  ------------   ------------  ------------

             NET INVESTMENT GAINS                39,888      2,237,020      1,228,958       340,863     24,040,178     1,304,811
                                           ------------   ------------   ------------  ------------   ------------  ------------

    INCREASE IN NET ASSETS RESULTING FROM
                     OPERATIONS            $  2,046,349   $ 10,686,846   $  6,770,915  $  1,142,534   $ 27,369,931  $  2,148,896
                                           ============   ============   ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 1998

                                           Series SU      Series SV      Series AS     Series SI     Series FC     Series FE
                                          ------------   ------------   ------------  ------------  ------------  ------------
Operations

  Net investment income                   $  2,006,461   $  8,449,826   $  5,541,957  $    801,671  $  3,329,753  $    844,085

  Realized investment gains                    470,994      2,605,216        102,996        64,102       366,723       138,866

    Change in unrealized appreciation
      (depreciation) on
     investments during the year              (431,106)      (368,196)     1,125,962       276,761    23,673,455     1,165,945
                                          ------------   ------------   ------------  ------------  ------------  ------------

       Increase in net assets
          resulting from operations          2,046,349     10,686,846      6,770,915     1,142,534    27,369,931     2,148,896

Increase (decrease) in net
     assets resulting from capital
     unit transactions                      (2,489,172)    (7,205,804)     8,370,663     1,953,836    36,638,201    10,085,157
                                          ------------   ------------   ------------  ------------  ------------  ------------

   TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            (442,823)     3,481,042     15,141,578     3,096,370    64,008,132    12,234,053

       NET ASSETS AT BEGINNING OF YEAR      34,562,864     53,201,949     41,226,452     6,340,861    74,950,826    17,472,499
                                          ------------   ------------   ------------  ------------  ------------  ------------

               NET ASSETS AT END OF YEAR  $ 34,120,041   $ 56,682,991   $ 56,368,030  $  9,437,231  $138,958,958  $ 29,706,552
                                          ============   ============   ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 1997

                                                 Series SU     Series SV     Series AS      Series SI     Series FC     Series FE
                                                ------------  ------------  ------------   ------------  ------------  ------------
Operations

    Net investment income                       $  1,169,968  $  4,098,447  $    702,124   $     10,050  $    448,558  $    542,116

    Realized investment gains (losses)                68,543       866,363    (1,107,270)        73,324     1,353,917        80,187

    Change in unrealized appreciation on
        investments during the year                  346,517     4,977,323     3,933,637         74,470     8,445,340     1,848,038
                                                ------------  ------------  ------------   ------------  ------------  ------------

          Increase in net assets
          resulting from operations                1,585,028     9,942,133     3,528,491        157,844    10,247,815     2,470,341

 Increase in net assets
     resulting from capital unit
      transactions                                14,141,455    14,984,359    17,346,956      4,143,499    34,652,276     9,173,378
                                                ------------  ------------  ------------   ------------  ------------  ------------

                 TOTAL INCREASE IN NET ASSETS     15,726,483    24,926,492    20,875,447      4,301,343    44,900,091    11,643,719

             NET ASSETS AT BEGINNING OF YEAR      18,836,381    28,275,457    20,351,005      2,039,518    30,050,735     5,828,780
                                                ------------  ------------  ------------   ------------  ------------  ------------

                     NET ASSETS AT END OF YEAR  $ 34,562,864  $ 53,201,949  $ 41,226,452   $  6,340,861  $ 74,950,826  $ 17,472,499
                                                ============  ============  ============   ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 1998

                                                                    Carrying
                                                                      Value         Unrealized          Cost
  Series             Name of Issue                  Shares          (Note A)       Appreciation       (Note B)
  ------             -------------                  ------          --------       ------------       --------

      SU      Security First Trust U.S.
               Government Income Series --
                       capital shares              6,505,978      $  34,158,509     $     8,888     $   34,149,621

      SV      Security First Trust
               Equity Series -- capital
                       shares                      7,194,788      $  56,749,430     $ 6,989,402     $   49,760,028

      AS      Alger American Small
                Capitalization Portfolio --
                       capital shares              1,283,189      $  56,421,683     $ 5,055,746     $   51,365,937

      SI       Scudder International
                  Portfolio -- capital shares        648,919      $   9,448,260     $   482,835     $    8,965,425

      FC      Fidelity Investments - VIP
                    Contrafund Portfolio --
                       capital shares              5,690,506      $ 139,075,960     $35,673,883     $  103,402,077

      FE       Fidelity Investments - VIP
                Equity-Income Portfolio --
                       capital shares              1,170,008      $  29,741,593     $ 3,462,617     $   26,278,976

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B     Cost is determined by using the first-in, first-out cost method.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1998

                                                     Series NG(*)     Series NP(*)      Series JW(*)
                                                     ------------     ------------      ------------
ASSETS

Investments

  Neuberger Berman Genesis Trust
    (54,496 shares at net asset value of
    $20.34 per share; cost $1,183,080)               $1,108,451

  Neuberger Berman Partners Trust
    (79,123 shares at net asset value of
    $18.07 per share; cost $1,470,122)                                $1,429,758

  Janus Aspen Worldwide Growth Portfolio
    (57,337 shares at net asset value of
    $29.09 per share; cost $1,591,615)                                                   $1,667,938

Receivable from Security First Life Insurance
    Company for purchases                                27,040            5,886              6,744
Other assets                                                920              703                408

                                                      ---------        ---------          ---------
         TOTAL ASSETS                                 1,136,411        1,436,347          1,675,090



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

December 31, 1998

                                                    Series NG(*)   Series NP(*)   Series JW(*)
                                                    ------------   ------------   ------------
LIABILITIES

   Payable to Security First Life
          Insurance Company
        for mortality and
          expense risk                               $       790   $     1,053   $     1,188

    Payable to Mutual Funds                                                            6,744
                                                     -----------   -----------   -----------

              TOTAL LIABILITIES                              790         1,053         7,932

NET ASSETS

    Cost to Investors
      Series NG Accumulation Units                     1,210,250
      Series NP Accumulation Units                                   1,475,658
      Series JW Accumulation Units                                                 1,590,835

   Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (74,629)      (40,364)       76,323
                                                     -----------   -----------   -----------

          NET ASSETS APPLICABLE TO
        OUTSTANDING UNITS OF CAPITAL                 $ 1,135,621   $ 1,435,294   $ 1,667,158
                                                     ===========   ===========   ===========


(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations January 8, 1998.

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Period Ended December 31, 1998

                                                              Series NG(*)  Series NP(*)    Series JW(*)
                                                              ------------  ------------    ------------

INVESTMENT INCOME

   Dividends                                                   $  17,139     $  35,353       $  34,838

   Other investment income                                         4,673         8,060              56
                                                               ---------     ---------       ---------

                                                                  21,812        43,413          34,894

EXPENSES

   Charges for mortality and expense risk                          7,275         8,957           7,846
                                                               ---------     ---------       ---------

                              NET INVESTMENT INCOME               14,537        34,456          27,048

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                             (7,460)        9,874            (908)

   Change in unrealized appreciation (depreciation)
                            on investments during the period     (74,629)      (40,364)         76,323
                                                               ---------     ---------       ---------

                    NET INVESTMENT GAINS (LOSSES)                (82,089)      (30,490)         75,415

                     INCREASE (DECREASE) IN NET ASSETS
                                    RESULTING FROM OPERATIONS  $ (67,552)    $   3,966       $ 102,463
                                                               =========     =========       =========



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended December 31, 1998

                                                          Series NG(*)      Series NP(*)      Series JW(*)
                                                          ------------      ------------      ------------

Operations

    Net investment income                                 $    14,537       $    34,456       $    27,048

    Realized investment gains (losses)                         (7,460)            9,874              (908)

    Change in unrealized appreciation (depreciation)
     on investments during the year                           (74,629)          (40,364)           76,323
                                                          -----------       -----------       -----------

         Increase (decrease) in net assets resulting
              from operations                                 (67,552)            3,966           102,463

 Increase in net assets resulting from capital
     unit transactions                                      1,203,173         1,431,328         1,564,695
                                                          -----------       -----------       -----------

                    TOTAL INCREASE IN NET ASSETS            1,135,621         1,435,294         1,667,158

             NET ASSETS AT BEGINNING OF PERIOD                      0                 0                 0
                                                          -----------       -----------       -----------

                     NET ASSETS AT END OF PERIOD          $ 1,135,621       $ 1,435,294       $ 1,667,158
                                                          ===========       ===========       ===========



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.




   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 1998

                                                                  Carrying      Unrealized
                                                                    Value       Appreciation       Cost
Series          Name of Issue                         Shares      (Note A)     (Depreciation)    (Note B)
------    ---------------------------------           ------      --------     --------------    --------

  NG      Neuberger & Berman
          Genesis Trust -- capital shares             54,496     $ 1,108,451    $  (74,629)    $ 1,183,080

  NP      Neuberger & Berman
          Partners Trust -- capital shares            79,123     $ 1,429,758    $  (40,364)    $ 1,470,122

  JW      Janus Aspen Worldwide
          Growth Portfolio -- capital shares          57,337     $ 1,667,938    $   76,323     $ 1,591,615

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B     Cost is determined by using the first-in, first-out cost method.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and fifteen mutual funds (the investment companies). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, and Janus Aspen Worldwide Growth Portfolio. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into nineteen series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG and JW, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly owned subsidiaries of Security First Group, Inc. (the Company) which became a wholly owned subsidiary of Metropolitan Life Insurance Company on October 31, 1997. Investment advice is provided to the Security First Trust T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by Blackrock, Inc.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 Contract Type                       Annual Rate     Daily Rate
                 -------------                       -----------     ----------

      SF 135R2V; SF 224FL; SF 89; SF 234;
           SF 236FL; SF 1700 Contracts                    .89%        .0000244
      SF 228DC Contracts                                 1.25%        .0000342
      SF 135R2S Contracts                                1.15%        .0000315
      SF 230; SF 224R1; SF 226R1 Contracts               1.35%        .0000370
      SF 135R2C Contracts                                1.40%        .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                          Maximum Contract
 Contract Type             Charge Per Year                            CDSC
---------------          -------------------      ------------------------------------------------------------------------

SF 236FL                            -             Based on elapsed time since  premium  received.  Disappears  on or after
                                                  5th anniversary.

SF 224FL                      $40.00              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  6th anniversary.

SF 1700                       $40.00              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  6th anniversary.

SF 224R1, SF 230                   *              Based on elapsed time since premium received.
                                                  Disappears on or after 5th anniversary.

Group Form                    $49.00***           Seven percent of premium received.  Disappears
   226R1                                          after 5th anniversary.

SF 234                        $29.50              Five percent of premium received.  Disappears after 6th anniversary.

All other groups              $19.50              Five percent of premium received.  Disappears after 6th anniversary.

SF 135R2V                         **              None

SF 135R2S, SF 135R2C              **              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  7th anniversay.

* $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).

** Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).

*** Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $1,507,924 for the year ended December 31, 1998, and $1,061,306 for the year ended December 31, 1997.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

   Year ended December 31, 1998
   (Period ended for Series NG,                    Additions to Capital                   Deductions from Capital
   NP and JW):                                    $                 Units                   $                  Units
                                           ---------------     ---------------       ---------------     ---------------

   SF 135R2C Contracts

   Series B Accumulation Units                 5,661,870             586,339              667,501                69,008
   Series G Accumulation Units                18,587,275           1,028,586            3,261,930               183,491
   Series FA Accumulation Units               12,640,621           1,475,140            2,744,662               322,529
   Series FG Accumulation Units                7,939,511             709,561            4,745,913               425,808
   Series FI Accumulation Units               16,587,093           1,328,050            2,528,382               202,282
   Series FO Accumulation Units                1,820,892             222,444              606,856                74,118
   Series FC Accumulation Units                8,834,454             870,830            2,112,211               208,731
   Series FE Accumulation Units               11,666,102           1,262,113            1,580,945               175,697
   Series FM Accumulation Units               74,497,555          12,516,888           72,551,400            12,196,311
   Series SU Accumulation Units                1,773,861             293,960            3,468,890               576,401
   Series SV Accumulation Units                  549,778              73,591            4,248,198               550,379
   Series AS Accumulation Units                2,938,629             385,967            2,594,226               340,284
   Series SI Accumulation Units                   34,054               4,354              399,306                50,363

   SF 226R1; SF 228DC Contracts

   Series B Accumulation Units                 3,767,408             388,255              852,396                87,554
   Series G Accumulation Units                37,098,561           2,020,606            5,212,041               290,088
   Series FA Accumulation Units               19,908,766           2,321,746            5,619,560               654,644
   Series FG Accumulation Units               24,131,767           2,143,757            6,894,858               618,046
   Series FI Accumulation Units               37,483,454           3,003,376            5,386,701               430,376
   Series FO Accumulation Units                  149,136              18,320               42,972                 4,974
   Series FC Accumulation Units               31,516,136           3,114,402            4,839,268               477,640
   Series FM Accumulation Units                7,774,626           1,302,972            4,799,882               804,893
   Series AS Accumulation Units               11,665,418           1,548,161            4,037,065               535,714
   Series SI Accumulation Units                2,855,424             358,196              752,264                96,335

   SF 135R2V; SF 224FL; SF 234;
   SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                 2,580,211             123,343            1,305,423                62,689
   Series G Accumulation Units                20,527,385             368,212           18,526,043               331,199
   Series T Accumulation Units                17,373,764             343,212           13,326,717               264,645
   Series P Accumulation Units                   532,070              37,083              926,772                64,322
   Series I Accumulation Units                 4,430,482             469,729            5,094,801               542,972
   Series FA Accumulation Units                6,829,737             825,486            3,796,814               457,686
   Series FG Accumulation Units               12,369,795           1,151,843            6,914,156               643,533
   Series FI Accumulation Units               17,647,925           1,452,345            5,152,510               424,392
   Series FC Accumulation Units                  987,646             177,994              147,089                26,818

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                       Additions to Capital                   Deductions from Capital
                                                       $                  Units                 $                   Units
                                                  -------------       -------------        ------------          ------------
   Series FM Accumulation Units                     3,382,358             557,315            3,514,480               579,854
   Series NP Accumulation Units                     1,751,780             334,968              320,452                62,140
   Series NG Accumulation Units                     1,404,420             290,387              201,247                44,072
   Series JW Accumulation Units                     1,797,327             303,304              232,632                42,260

   SF 135R2S Contracts

   Series FG Accumulation Units                       514,546              47,572            2,685,226               243,801
   Series FO Accumulation Units                       495,222              71,896              996,040               143,417
   Series FM Accumulation Units                       956,436             157,359            1,093,591               180,631
   Series SU Accumulation Units                     1,434,144             237,762            2,278,227               375,735
   Series SV Accumulation Units                       615,172              64,592            4,122,556               423,862

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                        623,686              66,864              311,049                33,553
   Series G Accumulation Units                      7,318,820             385,701            5,000,083               264,139
   Series FA Accumulation Units                     6,100,724             720,058            4,241,726               502,287
   Series FG Accumulation Units                     7,123,036             637,735            3,432,683               304,495
   Series FI Accumulation Units                     6,682,275             535,470            1,937,943               157,096
   Series FC Accumulation Units                     2,551,049             249,677              152,516                14,979
   Series FM Accumulation Units                     1,478,642             246,343              811,805               135,293
   Series SU Accumulation Units                        61,666              10,101               11,726                 1,958
   Series AS Accumulation Units                       446,604              58,580               48,697                 5,955
   Series SI Accumulation Units                       230,451              28,841               14,523                 1,678


   Year ended December 31, 1997:

   SF 135R2C Contracts

   Series B Accumulation Units                      3,489,097             391,482              208,955                23,190
   Series G Accumulation Units                     27,974,005           1,827,071            1,007,953                61,587
   Series FA Accumulation Units                    22,037,238           3,083,772            1,118,816               145,718
   Series FG Accumulation Units                    29,266,279           3,456,848            2,096,800               221,099
   Series FI Accumulation Units                    21,704,130           2,243,395              880,069                84,619
   Series FO Accumulation Units                     5,206,390             713,113              321,230                41,040
   Series FC Accumulation Units                    16,309,026           2,064,971              617,179                70,030
   Series FE Accumulation Units                     9,709,051           1,220,079              535,673                66,368
   Series FM Accumulation Units                    91,417,945          15,908,209           80,431,227            13,960,948
   Series SU Accumulation Units                    16,459,936           2,907,217            1,379,636               241,387
   Series SV Accumulation Units                    14,910,993           2,340,582            1,268,768               189,923
   Series AS Accumulation Units                    14,561,015           2,303,839            1,072,603               152,394
   Series SI Accumulation Units                     1,406,153             199,513               59,297                 8,138

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                       Additions to Capital                   Deductions from Capital
                                                       $                  Units                 $                   Units
                                                  -------------       -------------        ------------          ------------
   SF 226R1; SF 228DC Contracts

   Series B Accumulation Units                      1,454,857             161,968            2,222,593               255,587
   Series G Accumulation Units                     31,042,330           2,023,469           18,299,082             1,273,695
   Series FA Accumulation Units                    16,861,300           2,260,447           20,550,274             2,914,536
   Series FG Accumulation Units                    24,047,220           2,718,139           23,181,360             2,836,909
   Series FI Accumulation Units                    25,839,798           2,590,459           11,992,236             1,323,107
   Series FO Accumulation Units                       676,805              96,009            3,024,539               431,009
   Series FC Accumulation Units                    30,792,175           3,684,098           11,831,746             1,551,824
   Series FM Accumulation Units                    34,039,726           6,010,978           41,104,341             7,257,641
   Series SU Accumulation Units                     4,245,733             762,198            6,638,272             1,191,234
   Series AS Accumulation Units                    15,651,587           2,307,183           11,793,043             1,911,752
   Series SI Accumulation Units                     3,720,604             524,236              923,961               133,817

   SF 135R2V; SF 224FL;
   SF 234; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                      1,251,814              66,317            1,258,763                66,260
   Series G Accumulation Units                     22,168,547             464,927           10,162,988               208,324
   Series T Accumulation Units                     13,912,418             337,577            8,035,151               194,789
   Series P Accumulation Units                      1,356,696              98,277            2,819,922               202,716
   Series I Accumulation Units                      5,494,020             613,377            3,184,987               356,665
   Series FA Accumulation Units                     5,261,860             725,367            2,416,199               336,103
   Series FG Accumulation Units                    10,795,331           1,233,017            5,486,217               645,857
   Series FI Accumulation Units                     9,999,482           1,019,149            1,804,657               183,675
   Series FM Accumulation Units                     3,155,789             540,467            1,884,995               325,446

   SF 135R2S Contracts

   Series FG Accumulation Units                     3,427,275             399,201            1,490,263              165,593
   Series FO Accumulation Units                     1,726,903             274,657              676,538              105,526
   Series FM Accumulation Units                     7,288,893           1,266,880            7,902,058            1,372,807
   Series SU Accumulation Units                     2,886,460             512,287            1,432,766              253,595
   Series SV Accumulation Units                     4,591,111             589,309            3,248,977              402,282

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                        509,920               59,735             734,667                85,140
   Series G Accumulation Units                      8,895,697              547,437           4,050,072               249,469
   Series FA Accumulation Units                     6,970,487              948,458           3,697,574               504,142
   Series FG Accumulation Units                     7,792,635              871,059           3,385,626               379,160
   Series FI Accumulation Units                     5,441,074              544,189             709,370                68,289
   Series FM Accumulation Units                       455,713               79,801             571,817                71,385

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1998:

                                                            Units
          Description                                     Outstanding        Unit Value
          -----------                                     -----------        ----------

   SF 135R2C Contracts

   Series B Accumulation Units                               885,623         $ 9.91
   Series G Accumulation Units                             2,610,579          18.77
   Series FA Accumulation Units                            4,090,665           9.21
   Series FG Accumulation Units                            3,519,502          13.54
   Series FI Accumulation Units                            3,284,544          14.16
   Series FO Accumulation Units                              820,399           8.40
   Series FC Accumulation Units                            2,657,040          11.84
   Series FE Accumulation Units                            3,081,496           9.64
   Series FM Accumulation Units                            2,267,838           6.08
   Series SU Accumulation Units                            2,383,389           6.22
   Series SV Accumulation Units                            1,956,057           8.67
   Series AS Accumulation Units                            2,197,128           8.43
   Series SI Accumulation Units                              145,366           8.32

   SF 226R1; SF228DC Contracts

   Series B Accumulation Units                               516,448           9.92
   Series G Accumulation Units                             4,623,935          18.79
   Series FA Accumulation Units                            8,505,603           9.21
   Series FG Accumulation Units                            8,140,376          13.55
   Series FI Accumulation Units                            6,150,094          14.17
   Series FO Accumulation Units                               48,352           8.41
   Series FC Accumulation Units                            8,532,096          11.85
   Series FM Accumulation Units                            1,150,279           6.08
   Series AS Accumulation Units                            4,365,889           8.44
   Series SI Accumulation Units                              914,883           8.33

   SF 135R2V; SF 224FL; SF 234;
   SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                               330,437          21.42
   Series G Accumulation Units                             2,089,549          58.61
   Series T Accumulation Units                             1,803,252          58.18
   Series P Accumulation Units                                55,001          14.64
   Series I Accumulation Units                             1,752,665          10.04
   Series FA Accumulation Units                            2,697,371           8.97
   Series FG Accumulation Units                            3,646,839          13.16
   Series FI Accumulation Units                            2,698,332          13.92
   Series FC Accumulation Units                              151,176           6.44
   Series FM Accumulation Units                              863,998           6.19
   Series NP Accumulation Units                              272,828           5.26
   Series NG Accumulation Units                              246,315           4.61
   Series JW Accumulation Units                              261,044           6.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL (continued)

                                                          Units
         Description                                   Outstanding            Unit Value
         -----------                                   -----------            ----------

   SF 135R2S Contracts

   Series FG Accumulation Units                          2,089,891             $13.36
   Series FO Accumulation Units                          1,457,239               7.21
   Series FM Accumulation Units                            226,877               6.16
   Series SU Accumulation Units                          3,090,590               6.22
   Series SV Accumulation Units                          3,635,365              10.93

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                             236,557               9.54
   Series G Accumulation Units                           2,599,757              19.78
   Series FA Accumulation Units                          4,752,720               9.11
   Series FG Accumulation Units                          3,568,314              13.50
   Series FI Accumulation Units                          1,402,594              14.22
   Series FC Accumulation Units                            457,776              11.85
   Series FM Accumulation Units                            240,836               6.10
   Series SU Accumulation Units                             12,973               6.23
   Series AS Accumulation Units                            116,999               8.44
   Series SI Accumulation Units                             72,670               8.33


NOTE 6 -- IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software and hardware, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 issue will not have a material impact on the operations of the Company.

                                  PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information

                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes

        (b)  Exhibits

            (10)  Consents of Independent Auditors

            (13)  Organizational Chart

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1998

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1998. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

           a.   GFM Investments Limited (Delaware)

           b. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           c.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)
          i.   Security First Financial Agency, Inc. (TX)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

     2. Farmers National Marketing Group, LLC (Iowa) Ownership of membership interests in Farmers National Marketing Group, LLC is as follows:
          Farmers National Company (50%) and an entity unaffiliated with Metropolitan (50%).

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  TNE-Y, Inc. (DE)
A.F.  CRH., Inc. (MA)
A.G.  NELRECO Troy, Inc. (MA)
A.H.  TNE Funding Corporation (DE)
A.I.  L/C Development Corporation (CA)
A.J.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.K. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.L.  New England Life Mortgage Funding Corporation (MA)
A.M. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.N. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.O.  Tower Resources Group, Inc. (DE)

A.P.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iv.  N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)
      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.






All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                          Position and Offices with Depositor
----                          -----------------------------------
David A. Levene               Chairman of the Board and Director
John K. Bruins                Director
Steven T. Cates               Director
Joseph W. Jordan              Director
Terence I. Lennon             Director
Gail A. Praslick              Director
Joseph A. Reali               Director
Anthony J. Williamson         Director
Richard C. Pearson            Director and President
Howard H Kayton               Executive Vice President and Chief Actuary
Brian J. Finneran             Senior Vice President
Jane F. Eagle                 Senior Vice President, Chief Financial Officer
Peter R. Jones                Senior Vice President
Cheryl M. MacGregor           Senior Vice President
Alexander H. Masson           Senior Vice President
Anthony J. Williamson         Senior Vice President, Chief Investment Officer
George R. Bateman             Vice President

James C. Turner               Vice President, Assistant Secretary
Leo Brown                     Assistant Vice President
Steven J. Brash               Assistant Vice President
Cheryl J. Finney              Associate General Counsel, Vice
                              President, and Assistant Secretary
Patrizia DiMolfetta           Controller
James Bossert                 Assistant Controller
George J. Olah                Treasurer
Louis Ragusa                  Secretary
Richard G. Mandel             Assistant Secretary
Eugene A. Capobianco          Assistant Vice President
Joseph A. Zdeb                Assistant Vice President
Thomas V. Reedy               Assistant Vice President
Ataollah Azarshahi            Assistant Vice President
Harold B. Leff                Assistant Vice President
Robert E. Dehais              Assistant Vice President



Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract owners

As of April 27, 1999, there were 11,818 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                        Position with Underwriter
----                        -------------------------
Richard C. Pearson          Director and President
Jane F. Eagle               Director, Senior Vice President, Treasurer, and Chief Financial Officer
Brian J. Finneran           Senior Vice President
Peter R. Jones              Senior Vice President
Howard H Kayton             Senior Vice President and Chief Actuary
James Cyrus Turner          Vice President and Assistant Secretary

Cheryl J. Finney            Vice President and Assistant Secretary
*Gary A. Virnick            Supervisor of Compliance

* not an officer

                    Net
                    Underwriting      Compensation on
Name of Principal   Discount and      Redemption or     Brokerage
Underwriter         Commissions*      Annuitization     Commission        Compensation
-----------         ------------      -------------     ----------        ------------
Security First      None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.


Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the record keeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:


Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 26th day of April, 1999.



                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                             (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                             (Sponsor)


                                        By   /s/ RICHARD C. PEARSON
                                           ------------------------------------
                                            Richard C. Pearson, President




As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                          Title                            Date
---------                          -----                            ----
/s/ Richard C. Pearson             President, Chief Executive       April 26, 1999
------------------------------     Officer, & Director
Richard C. Pearson, President

/s/ Jane F. Eagle                  Senior Vice President &          April 26, 1999
------------------------------     Chief Financial Officer
Jane F. Eagle

David F. Levene*                   Director and                     April 26, 1999
------------------------------     Chairman of the Board
David F. Levene


John K. Bruins*                    Director                         April 26, 1999
------------------------------
John K. Bruins


Steven T. Cates*                   Director                         April 26, 1999
------------------------------
Steven T. Cates


                                   Director                         _______, 1999
------------------------------
Joseph J. Jordan

Signature                          Title                            Date
---------                          -----                            ----
Terence I. Lennon*                 Director                         April 26, 1999
----------------------------
Terence I. Lennon


Gail A. Praslick*                  Director                         April 26, 1999
----------------------------
Gail A. Praslick


Joseph A. Reali*                   Director                         April 26, 1999
----------------------------
Joseph A. Reali


Anthony J. Williamson*             Director                         April 26, 1999
----------------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)